UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
COLUMBIA FUNDS SERIES TRUST II
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: September 30
Date of reporting period: June 30, 2011

Item 1.	Schedule of Investments

Portfolio of Investments
Columbia Diversified Equity Income Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.9%

CONSUMER DISCRETIONARY 8.1%

Auto Components 0.6%

Johnson Controls, Inc.	666,623	$27,771,514

Automobiles 1.1%

Ford Motor Co.(a)(b)	3,940,302	54,336,765

Hotels, Restaurants & Leisure 1.0%

Carnival Corp.(c)	1,304,233	49,078,288

Household Durables 0.3%

DR Horton, Inc.(a)	334,138	3,849,270
Lennar Corp., Class A(a)	613,203	11,129,634

Total		14,978,904

Media 1.7%

Comcast Corp., Class A	691,676	17,527,070
Regal Entertainment Group, Class A(a)	1,513,814	18,695,603
Time Warner, Inc.(a)	477,877	17,380,386
Viacom, Inc., Class B	590,873	30,134,523

Total		83,737,582

Multiline Retail 2.0%

Macy’s, Inc.	1,148,140	33,571,614
Target Corp.	1,293,583	60,681,978

Total		94,253,592

Specialty Retail 1.4%

Home Depot, Inc.	1,478,865	53,564,490
Staples, Inc.	731,097	11,551,333

Total		65,115,823

TOTAL CONSUMER DISCRECTIONARY		389,272,468

CONSUMER STAPLES 5.4%

Food & Staples Retailing 1.0%

Wal-Mart Stores, Inc.	894,412	47,529,054

Tobacco 4.4%

Lorillard, Inc.	1,511,514	164,558,529
Philip Morris International, Inc.	693,153	46,281,826

Total		210,840,355

TOTAL CONSUMER STAPLES		258,369,409

ENERGY 15.8%

Energy Equipment & Services 4.2%

Baker Hughes, Inc.	444,355	32,242,399
Halliburton Co.(a)	1,545,853	78,838,503
McDermott International, Inc.(b)(c)	1,653,576	32,757,340

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Energy Equipment & Services (cont.)

Nabors Industries Ltd.(b)(c)	689,514	$16,989,625
National Oilwell Varco, Inc.	358,346	28,026,241
Schlumberger Ltd.(c)	143,866	12,430,022

Total		201,284,130

Oil, Gas & Consumable Fuels 11.6%

Anadarko Petroleum Corp.	663,776	50,951,446
Apache Corp.(a)	832,666	102,742,658
Chevron Corp.(a)	1,091,759	112,276,496
ConocoPhillips	257,885	19,390,373
Devon Energy Corp.	207,573	16,358,828
Exxon Mobil Corp.	1,651,883	134,430,238
Marathon Oil Corp.	636,460	33,528,713
Newfield Exploration Co.(b)	257,096	17,487,670
Occidental Petroleum Corp.	463,054	48,176,138
Total SA, ADR(c)	401,437	23,219,116

Total		558,561,676

TOTAL ENERGY		759,845,806

FINANCIALS 14.1%

Capital Markets 3.1%

Artio Global Investors, Inc.	20,622	233,029
Goldman Sachs Group, Inc. (The)	738,031	98,224,546
Morgan Stanley	2,237,445	51,483,609

Total		149,941,184

Commercial Banks 0.4%

Wells Fargo & Co.	606,056	17,005,932

Diversified Financial Services 5.6%

Bank of America Corp.	12,068,067	132,266,014
JPMorgan Chase & Co.	3,333,307	136,465,589

Total		268,731,603

Insurance 4.6%

ACE Ltd.(c)	614,082	40,418,877
Endurance Specialty Holdings Ltd.(c)	239,755	9,909,074
MetLife, Inc.	864,013	37,904,250
PartnerRe Ltd.(a)(c)	95,833	6,598,102
Travelers Companies, Inc. (The)	441,678	25,785,162
XL Group PLC(c)	4,613,853	101,412,489

Total		222,027,954

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) 0.4%

Equity Residential(a)	131,912	$7,914,720
ProLogis, Inc.	276,549	9,911,516

Total		17,826,236

TOTAL FINANCIALS		675,532,909

HEALTH CARE 11.0%

Biotechnology 0.6%

Gilead Sciences, Inc.(b)	767,110	31,766,025

Health Care Providers & Services 1.8%

HCA Holdings, Inc.(b)	526,887	17,387,271
UnitedHealth Group, Inc.	765,741	39,496,921
WellPoint, Inc.(a)	354,795	27,947,202

Total		84,831,394

Life Sciences Tools & Services 3.0%

Agilent Technologies, Inc.(b)	725,158	37,062,825
Life Technologies Corp.(b)	700,668	36,483,783
Thermo Fisher Scientific, Inc.(b)	1,139,400	73,365,966

Total		146,912,574

Pharmaceuticals 5.6%

Bristol-Myers Squibb Co.(a)	2,117,774	61,330,735
Johnson & Johnson(a)	351,447	23,378,255
Merck & Co., Inc.	1,486,886	52,472,207
Novartis AG, ADR(c)	672,280	41,083,031
Pfizer, Inc.	3,220,328	66,338,757
Teva Pharmaceutical Industries Ltd., ADR(c)	474,529	22,881,788

Total		267,484,773

TOTAL HEALTH CARE		530,994,766

INDUSTRIALS 16.9%

Aerospace & Defense 2.5%

Boeing Co. (The)	570,661	42,188,968
Goodrich Corp.	265,595	25,364,322
Honeywell International, Inc.	423,861	25,257,877
Lockheed Martin Corp.(a)	329,156	26,651,761

Total		119,462,928

Air Freight & Logistics 0.5%

United Parcel Service, Inc., Class B	313,931	22,894,988

Airlines 0.8%

Delta Air Lines, Inc.(b)	1,396,968	12,810,197
United Continental Holdings, Inc.(a)(b)	1,038,451	23,500,146

Total		36,310,343

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Electrical Equipment 3.1%

ABB Ltd., ADR(b)(c)	2,043,036	$53,016,784
Babcock & Wilcox Co. (The)(b)	750,642	20,800,290
Cooper Industries PLC(c)	912,617	54,455,856
Hubbell, Inc., Class B	314,418	20,421,449

Total		148,694,379

Industrial Conglomerates 4.6%

3M Co.	535,509	50,793,029
General Electric Co.	1,890,036	35,646,079
Siemens AG, ADR(c)	662,842	91,160,660
Tyco International Ltd.(c)	908,517	44,907,995

Total		222,507,763

Machinery 4.7%

Caterpillar, Inc.(a)	431,582	45,946,220
Deere & Co.(a)	583,789	48,133,403
Eaton Corp.	652,668	33,579,769
Illinois Tool Works, Inc.(a)	796,277	44,981,688
Ingersoll-Rand PLC(a)(c)	497,878	22,608,640
Parker Hannifin Corp.	367,871	33,012,743

Total		228,262,463

Road & Rail 0.7%

Union Pacific Corp.(a)	311,653	32,536,573

TOTAL INDUSTRIALS		810,669,437

INFORMATION TECHNOLOGY 11.0%

Communications Equipment 0.4%

Nokia OYJ, ADR(a)(c)	3,137,703	20,144,053

Computers & Peripherals 0.6%

Western Digital Corp.(b)	815,938	29,683,824

Electronic Equipment, Instruments & Components 0.5%

TE Connectivity Ltd.(c)	563,868	20,727,788

IT Services 4.1%

Accenture PLC, Class A(c)	712,102	43,025,203
Computer Sciences Corp.(a)	274,797	10,431,294
IBM Corp.(a)	427,091	73,267,461

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services (cont.)

Mastercard, Inc., Class A	229,539	$69,169,282

Total		195,893,240

Semiconductors & Semiconductor Equipment 1.9%

Intel Corp.	2,781,432	61,636,533
Microchip Technology, Inc.(a)	797,862	30,246,949

Total		91,883,482

Software 3.5%

Microsoft Corp.	4,494,838	116,865,788
Oracle Corp.(a)	1,568,411	51,616,406

Total		168,482,194

TOTAL INFORMATION TECHNOLOGY		526,814,581

MATERIALS 5.7%

Chemicals 3.4%

Air Products & Chemicals, Inc.	203,658	19,465,631
Dow Chemical Co. (The)(a)	1,381,694	49,740,984
EI du Pont de Nemours & Co.(a)	1,163,397	62,881,608
Huntsman Corp.	1,522,074	28,691,095

Total		160,779,318

Construction Materials 0.3%

Cemex SAB de CV, ADR(a)(b)(c)	1,673,781	14,394,517

Metals & Mining 2.0%

Alcoa, Inc.(a)	301,834	4,787,087
Freeport-McMoRan Copper & Gold, Inc.	920,217	48,679,479
Nucor Corp.(a)	117,986	4,863,383
Rio Tinto PLC, ADR(a)(c)	347,816	25,154,053
Xstrata PLC(c)	655,225	14,422,749

Total		97,906,751

TOTAL MATERIALS		273,080,586

TELECOMMUNICATION SERVICES 5.2%

Diversified Telecommunication Services 4.9%

AT&T, Inc.	3,810,410	119,684,978
CenturyLink, Inc.	1,097,797	44,383,933
Deutsche Telekom AG, ADR(c)	904,551	14,124,564
Frontier Communications Corp.(a)	624,505	5,039,755
Verizon Communications, Inc.	905,752	33,721,147
Windstream Corp.(a)	1,483,673	19,228,402

Total		236,182,779

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONTINUED)

Wireless Telecommunication Services 0.3%

Sprint Nextel Corp.(b)	2,584,246	$13,929,086

TOTAL TELECOMMUNICATION SERVICES		250,111,865

UTILITIES 2.7%

Electric Utilities 1.5%

American Electric Power Co., Inc.	547,972	20,647,585
Entergy Corp.(a)	243,197	16,605,491
FirstEnergy Corp.	415,840	18,359,336
NextEra Energy, Inc.	292,689	16,817,910

Total		72,430,322

Independent Power Producers & Energy Traders —%

CB Calpine Escrow(d)(e)	6,000,000	6

Multi-Utilities 1.2%

Dominion Resources, Inc.(a)	736,783	35,564,515
Sempra Energy	426,552	22,556,070

Total		58,120,585

TOTAL UTILITIES		130,550,913

Total Common Stocks (Cost: $3,667,822,724)		$4,605,242,740

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds 0.2%

Building Materials 0.2%

Cemex SAB de CV Subordinated Notes(c)(f)
03/15/18	3.750%	$7,719,000	$7,661,879

Total Convertible Bonds (Cost: $7,719,000)			$7,661,879

	Shares	Value

Money Market Fund 3.5%

Columbia Short-Term Cash Fund, 0.166%(g)(h)	170,141,869	$170,141,869

Total Money Market Fund (Cost: $170,141,869)		$170,141,869

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 14.2%

Asset-Backed Commercial Paper 1.6%

Antalis US Funding Corp.
08/23/11	0.275%	$9,992,972	$9,992,972
Arabella Finance LLC
07/01/11	0.240%	14,999,300	14,999,300
Cancara Asset Securitisation LLC
07/19/11	0.250%	9,993,820	9,993,820
Rhein-Main Securitisation Ltd.
07/11/11	0.481%	9,988,133	9,988,133
Royal Park Investments Funding Corp.
09/16/11	0.410%	14,984,454	14,984,454
Scaldis Capital LLC
07/01/11	0.200%	14,999,917	14,999,917
Windmill Funding Corp.
07/18/11	0.220%	999,450	999,450

Total			75,958,046

Certificates of Deposit 8.9%

Australia and New Zealand Bank Group, Ltd.
07/29/11	0.220%	10,000,000	10,000,000
Bank of America, National Association
10/03/11	0.350%	25,000,000	25,000,000
Barclays Bank PLC
08/19/11	0.330%	15,000,000	15,000,000
09/13/11	0.310%	10,000,000	10,000,000
Clydesdale Bank PLC
07/21/11	0.280%	19,985,854	19,985,854
08/03/11	0.275%	10,000,000	10,000,000
Commerzbank AG
07/20/11	0.220%	20,000,000	20,000,000
Credit Agricole
08/23/11	0.230%	9,994,126	9,994,126
Credit Industrial et Commercial
07/01/11	0.430%	10,000,000	10,000,000
09/14/11	0.270%	10,000,000	10,000,000
11/21/11	0.410%	10,000,000	10,000,000
Credit Suisse
10/25/11	0.236%	20,000,000	20,000,000
Deutsche Bank AG
07/08/11	0.260%	25,000,000	25,000,000
Development Bank of Singapore Ltd.
08/09/11	0.300%	20,000,000	20,000,000
Erste Bank der Oesterreichischen Sparkassen A G
07/07/11	0.240%	3,000,000	3,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
07/21/11	0.300%	10,000,000	10,000,000
08/12/11	0.300%	10,000,000	10,000,000
KBC Bank NV

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

07/05/11	0.300%	$20,000,000	$20,000,000
07/27/11	0.280%	12,000,000	12,000,000
Lloyds Bank PLC
10/03/11	0.260%	18,000,000	18,000,000
N.V. Bank Nederlandse Gemeenten
08/05/11	0.260%	10,000,000	10,000,000
National Bank of Canada
10/07/11	0.240%	15,000,000	15,000,000
11/18/11	0.186%	11,000,000	11,000,000
Natixis
09/07/11	0.544%	20,000,000	20,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	20,000,000	20,000,000
Societe Generale
09/23/11	0.411%	15,000,000	15,000,000
Swedbank AB
08/05/11	0.240%	20,000,000	20,000,000
Union Bank of Switzerland
11/14/11	0.224%	12,000,000	12,000,000
United Overseas Bank Ltd.
08/26/11	0.300%	15,000,000	15,000,000

Total			425,979,980

Commercial Paper 1.3%

Danske Corp.
08/08/11	0.240%	9,996,267	9,996,267
08/02/11	0.220%	4,998,258	4,998,258
Erste Finance (Delaware) LLC
07/18/11	0.210%	9,998,192	9,998,192
Macquarie Bank Ltd.
11/10/11	0.461%	9,976,617	9,976,617
Suncorp Metway Ltd.
07/11/11	0.200%	14,997,333	14,997,333
07/05/11	0.240%	4,998,833	4,998,833
Westpac Securities NZ Ltd.
09/02/11	0.290%	10,000,000	10,000,000

Total			64,965,500

Money Market Fund 1.4%

JPMorgan Prime Money Market Fund, 0.010%(g)		65,000,000	65,000,000

Other Short-Term Obligations 0.8%

Goldman Sachs Group, Inc.(The)
08/08/11	0.300%	15,000,000	15,000,000

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Other Short-Term Obligations (continued)

Natixis Financial Products LLC
07/01/11	0.370%	$25,000,000	$25,000,000

Total			40,000,000

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements 0.2%

RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $10,505,782(i)
	0.080%	$10,505,759	$10,505,759

Total			10,505,759

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $682,409,285)			$682,409,285

Total Investments (Cost: $4,528,092,878)(j)			$5,465,455,773	(k)
Other Assets & Liabilities, Net			(661,414,498)

Net Assets			$4,804,041,275

Notes to Portfolio of Investments
(a)	At June 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 16.29% of net assets.
(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $6, representing less than 0.01% of net assets. Information concerning such security holdings at June 30, 2011 was as follows:

Acquisition
Security Description	Dates	Cost

CB Calpine Escrow	12/20/01 – 12/21/01	$—
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2011, the value of these securities amounted to $6, which represents less than 0.01% of net assets.
(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $7,661,879 or 0.16% of net assets.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(h)	Investments in affiliates during the period ended June 30, 2011:

Dividends
			Sales Cost/			or
	Beginning	Purchase	Proceeds	Realized	Ending	Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value

Columbia Short-Term Cash Fund	$86,554,608	$724,559,319	$(640,972,058)	$—	$170,141,869	$—	$170,141,869
(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
RBS Securities, Inc. (0.080%)

Security Description	Value

Freddie Mac Gold Pool	$10,715,921

Total Market Value of Collateral Securities	$10,715,921

(j)	At June 30, 2011, the cost of securities for federal income tax purposes was approximately $4,528,093,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$975,963,000
Unrealized Depreciation	(38,600,000)

Net Unrealized Appreciation	$937,363,000

(k)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend
ADR American Depositary Receipt
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities activity traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements - Security Valuation in the most recent Semiannual Report dated March 31, 2011.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$389,272,468	$—	$—	$389,272,468
Consumer Staples	258,369,409	—	—	258,369,409
Energy	759,845,806	—	—	759,845,806
Financials	675,532,909	—	—	675,532,909
Health Care	530,994,766	—	—	530,994,766
Industrials	810,669,437	—	—	810,669,437
Information Technology	526,814,581	—	—	526,814,581
Materials	258,657,837	14,422,749	—	273,080,586
Telecommunication Services	250,111,865	—	—	250,111,865
Utilities	130,550,907	—	6	130,550,913

Total Equity Securities	4,590,819,985	14,422,749	6	4,605,242,740

Bonds
Convertible Bonds	—	7,661,879	—	7,661,879

Total Bonds	—	7,661,879	—	7,661,879

Other
Affiliated Money Market Fund(c)	170,141,869	—	—	170,141,869
Investments of Cash Collateral Received for Securities on Loan	65,000,000	617,409,285	—	682,409,285

Total Other	235,141,869	617,409,285	—	852,551,154

Total	$4,825,961,854	$639,493,913	$6	$5,465,455,773

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain escrow shares classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.
(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $7,526,400. All foreign securities subject to fair value procedures by the pricing service are classified as Level 2.
(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks

Balance as of September 30, 2010	$6
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	—
Sales	—
Purchases	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of June 30, 2011	$6

*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $0.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Large Growth Quantitative Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%

CONSUMER DISCRETIONARY 13.7%

Auto Components 1.8%

Lear Corp.	121,301	$6,487,178
TRW Automotive Holdings Corp.(a)(b)	92,976	5,488,373

Total		11,975,551

Diversified Consumer Services 0.7%

ITT Educational Services, Inc.(a)(b)	63,118	4,938,352

Household Durables 0.2%

Tempur-Pedic International, Inc.(a)(b)	19,400	1,315,708

Internet & Catalog Retail 0.6%

priceline.com, Inc.(a)(b)	7,985	4,087,761

Media 1.6%

DIRECTV, Class A(b)	156,800	7,968,576
Viacom, Inc., Class B	59,070	3,012,570

Total		10,981,146

Multiline Retail 1.9%

Dollar Tree, Inc.(b)	189,139	12,600,440

Specialty Retail 5.1%

Aaron’s, Inc.(a)	83,587	2,362,169
AutoZone, Inc.(b)	17,700	5,218,845
Limited Brands, Inc.	149,006	5,729,281
PetSmart, Inc.	107,925	4,896,557
Ross Stores, Inc.(a)	175,428	14,055,291
TJX Companies, Inc.(a)	30,482	1,601,220

Total		33,863,363

Textiles, Apparel & Luxury Goods 1.8%

Coach, Inc.	161,523	10,326,165
Polo Ralph Lauren Corp.	11,900	1,578,059

Total		11,904,224

TOTAL CONSUMER DISCRECTIONARY		91,666,545

CONSUMER STAPLES 11.5%

Beverages 1.3%

Coca-Cola Enterprises, Inc.	290,533	8,477,753

Food & Staples Retailing 2.9%

Kroger Co. (The)	133,043	3,299,467
Wal-Mart Stores, Inc.(a)	297,665	15,817,918

Total		19,117,385

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food Products 1.2%

Campbell Soup Co.	142,658	$4,928,834
Hershey Co. (The)	49,343	2,805,149

Total		7,733,983

Household Products 0.2%

Kimberly-Clark Corp.(a)	22,215	1,478,630

Personal Products 1.5%

Herbalife Ltd.(c)	176,083	10,149,424

Tobacco 4.4%
Altria Group, Inc.	243,124	6,420,905
Philip Morris International, Inc.	348,400	23,262,668

Total		29,683,573

TOTAL CONSUMER STAPLES		76,640,748

ENERGY 11.2%

Energy Equipment & Services 2.4%

Diamond Offshore Drilling, Inc.(a)	54,400	3,830,304
Dresser-Rand Group, Inc.(a)(b)	72,072	3,873,870
Halliburton Co.	85,141	4,342,191
Noble Corp.(c)	101,656	4,006,263

Total		16,052,628

Oil, Gas & Consumable Fuels 8.8%

Alpha Natural Resources, Inc.(b)	206,791	9,396,583
Apache Corp.	55,107	6,799,653
Chevron Corp.	134,800	13,862,832
ConocoPhillips	119,100	8,955,129
Exxon Mobil Corp.(d)	245,018	19,939,565

Total		58,953,762

TOTAL ENERGY		75,006,390

FINANCIALS 4.4%

Capital Markets 2.1%

Franklin Resources, Inc.	45,738	6,004,942
Goldman Sachs Group, Inc. (The)	38,128	5,074,456
Waddell & Reed Financial, Inc., Class A(a)	84,200	3,060,670

Total		14,140,068

Consumer Finance 0.7%

Discover Financial Services	138,176	3,696,208
SLM Corp.	61,084	1,026,822

Total		4,723,030

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance 0.8%

Brown & Brown, Inc.(a)	127,100	$3,261,386
Hartford Financial Services Group, Inc.	60,900	1,605,933

Total		4,867,319

Real Estate Investment Trusts (REITs) 0.3%

Apartment Investment & Management Co., Class A	14,700	375,291
Simon Property Group, Inc.(a)	13,500	1,569,105

Total		1,944,396

Real Estate Management & Development 0.5%

CB Richard Ellis Group, Inc., Class A(b)	138,432	3,476,027

TOTAL FINANCIALS		29,150,840

HEALTH CARE 11.0%

Biotechnology 1.4%

Gilead Sciences, Inc.(b)	227,411	9,417,089

Health Care Equipment & Supplies 1.6%

Baxter International, Inc.	65,000	3,879,850
Becton Dickinson and Co.	75,848	6,535,822

Total		10,415,672

Health Care Providers & Services 3.0%

AMERIGROUP Corp.(b)	40,000	2,818,800
AmerisourceBergen Corp.	60,339	2,498,035
Cardinal Health, Inc.	62,282	2,828,848
CIGNA Corp.	54,974	2,827,313
Humana, Inc.	36,966	2,977,242
Medco Health Solutions, Inc.(b)	25,000	1,413,000
UnitedHealth Group, Inc.	85,509	4,410,554

Total		19,773,792

Life Sciences Tools & Services 0.2%

Waters Corp.(b)	13,700	1,311,638

Pharmaceuticals 4.8%

Abbott Laboratories	225,995	11,891,857
Eli Lilly & Co.(a)	348,019	13,061,153
Forest Laboratories, Inc.(b)	19,420	763,983
Johnson & Johnson(a)	68,166	4,534,402
Warner Chilcott PLC, Class A(c)	92,600	2,234,438

Total		32,485,833

TOTAL HEALTH CARE		73,404,024

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS 13.5%

Aerospace & Defense 3.6%

Lockheed Martin Corp.(a)	43,023	$3,483,572
Raytheon Co.	41,080	2,047,838
United Technologies Corp.(a)	210,132	18,598,784

Total		24,130,194

Air Freight & Logistics 0.8%

United Parcel Service, Inc., Class B	77,500	5,652,075

Airlines 0.2%

United Continental Holdings, Inc.(a)(b)	56,095	1,269,430

Commercial Services & Supplies 2.1%

Pitney Bowes, Inc.(a)	145,754	3,350,884
RR Donnelley & Sons Co.(a)	545,298	10,693,294

Total		14,044,178

Construction & Engineering 0.4%

KBR, Inc.	73,645	2,775,680

Electrical Equipment 2.6%

Emerson Electric Co.	311,856	17,541,900

Industrial Conglomerates 0.9%

3M Co.(a)	22,138	2,099,789
General Electric Co.	189,300	3,570,198

Total		5,669,987

Machinery 0.3%

Parker Hannifin Corp.	11,471	1,029,408
Toro Co. (The)	15,500	937,750

Total		1,967,158

Professional Services 1.2%

Dun & Bradstreet Corp.	108,000	8,158,320

Trading Companies & Distributors 1.4%

WW Grainger, Inc.(a)	59,991	9,217,617

TOTAL INDUSTRIALS		90,426,539

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY 27.0%

Communications Equipment 0.1%

Harris Corp.(a)	13,727	$618,539

Computers & Peripherals 8.3%

Apple, Inc.(b)	127,011	42,633,782
Hewlett-Packard Co.	165,967	6,041,199
Seagate Technology PLC(c)	429,012	6,932,834

Total		55,607,815

Electronic Equipment, Instruments & Components 0.1%

Vishay Intertechnology, Inc.(a)(b)	27,048	406,802

Internet Software & Services 1.3%

eBay, Inc.(b)	110,574	3,568,223
Google, Inc., Class A(b)	10,040	5,084,055

Total		8,652,278

IT Services 5.4%

DST Systems, Inc.	45,038	2,378,006
IBM Corp.	198,120	33,987,486

Total		36,365,492

Semiconductors & Semiconductor Equipment 6.2%

Atmel Corp.(b)	230,613	3,244,725
Intel Corp.(a)	605,627	13,420,694
Lam Research Corp.(a)(b)	54,000	2,391,120
Teradyne, Inc.(a)(b)	604,480	8,946,304
Texas Instruments, Inc.	405,049	13,297,759

Total		41,300,602

Software 5.6%

Intuit, Inc.(b)	63,861	3,311,831
Microsoft Corp.	1,017,390	26,452,140
Oracle Corp.	227,624	7,491,106

Total		37,255,077

TOTAL INFORMATION TECHNOLOGY		180,206,605

MATERIALS 5.7%

Chemicals 3.1%

Air Products & Chemicals, Inc.	36,633	3,501,382
CF Industries Holdings, Inc.	12,900	1,827,543
Eastman Chemical Co.	39,443	4,025,947
Lubrizol Corp.	67,789	9,102,029
LyondellBasell Industries NV, Class A(c)	42,896	1,652,354
PPG Industries, Inc.(a)	7,713	700,264

Total		20,809,519

Issuer	Shares	Value

Common Stocks (continued)

Metals & Mining 2.6%

Cliffs Natural Resources, Inc.	43,834	$4,052,453
Freeport-McMoRan Copper & Gold, Inc.	252,801	13,373,173

Total		17,425,626

TOTAL MATERIALS		38,235,145

TELECOMMUNICATION SERVICES 0.6%

Diversified Telecommunication Services 0.6%

Windstream Corp.(a)	322,900	4,184,784

TOTAL TELECOMMUNICATION SERVICES		4,184,784

UTILITIES 0.1%

Electric Utilities 0.1%

Exelon Corp.	18,755	803,464

TOTAL UTILITIES		803,464

Total Common Stocks (Cost: $545,368,359)		$659,725,084

	Shares	Value

Money Market Fund 1.4%

Columbia Short-Term Cash Fund, 0.166%(e)(f)	9,558,202	$9,558,202

Total Money Market Fund (Cost: $9,558,202)		$9,558,202

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 15.3%

Asset-Backed Commercial Paper 0.6%

Scaldis Capital LLC
07/01/11	0.200%	$3,999,978	$3,999,978

Certificates of Deposit 8.4%

Australia and New Zealand Bank Group, Ltd.
07/25/11	0.190%	5,000,000	5,000,000
Bank of America, National Association
10/03/11	0.350%	5,000,000	5,000,000
Barclays Bank PLC
09/15/11	0.310%	4,000,000	4,000,000

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Commerzbank AG
07/20/11	0.220%	$6,000,000	$6,000,000
DZ Bank AG
07/12/11	0.200%	3,000,000	3,000,000
Development Bank of Singapore Ltd.
08/09/11	0.300%	5,000,000	5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07/07/11	0.240%	5,000,000	5,000,000
KBC Bank NV
07/05/11	0.300%	5,000,000	5,000,000
Lloyds Bank PLC
10/03/11	0.260%	2,500,000	2,500,000
National Bank of Canada
10/07/11	0.240%	3,000,000	3,000,000
Natixis
09/07/11	0.544%	3,000,000	3,000,000
Societe Generale
09/23/11	0.410%	3,000,000	3,000,000
Union Bank of Switzerland
11/14/11	0.224%	4,000,000	4,000,000
United Overseas Bank Ltd.
07/25/11	0.290%	3,000,000	3,000,000

Total			56,500,000

Commercial Paper 1.2%

Danske Corp.
08/02/11	0.220%	2,998,955	2,998,955

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (continued)

Macquarie Bank Ltd.
11/10/11	0.461%	$4,988,308	$4,988,308

Total			7,987,263

Money Market Fund 3.0%

JPMorgan Prime Money Market
Fund, 0.010%(e)		20,000,000	20,000,000

Other Short-Term Obligations 0.7%

Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	5,000,000	5,000,000

Repurchase Agreements 1.4%

Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,017(g)
	0.120%	5,000,000	5,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $4,150,917(g)
	0.080%	4,150,908	4,150,908

Total			9,150,908

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $102,638,149)			$102,638,149

Total Investments (Cost: $657,564,710)(h)			$771,921,435	(i)
Other Assets & Liabilities, Net			(102,736,200)

Net Assets			$669,185,235

Investments in Derivatives
Futures Contracts Outstanding at June 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	28	$9,208,500	Sept. 2011	$283,092	$—
Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 3.73% of net assets.
(d)	At June 30, 2011, investments in securities included securities valued at $800,000 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(f)	Investments in affiliates during the period ended June 30, 2011:

			Sales Cost/			Dividends
	Beginning		Proceeds	Realized		or Interest
Issuer	Cost	Purchase Cost	from Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$5,805,209	$177,636,479	$(173,883,486)	$—	$9,558,202	$18,802	$9,558,202

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Mizuho Securities USA, Inc. (0.120%)

Security Description	Value

Freddie Mac REMICS	$177,263
Ginnie Mae I Pool	4,353,902
Government National Mortgage Association	568,835

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)

Security Description	Value

Freddie Mac Gold Pool	$4,233,945

Total Market Value of Collateral Securities	$4,233,945

(h)	At June 30, 2011, the cost of securities for federal income tax purposes was approximately $657,565,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$121,375,000
Unrealized Depreciation	(7,019,000)

Net Unrealized Appreciation	$114,356,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$91,666,545	$—	$—	$91,666,545
Consumer Staples	76,640,748	—	—	76,640,748
Energy	75,006,390	—	—	75,006,390
Financials	29,150,840	—	—	29,150,840
Health Care	73,404,024	—	—	73,404,024
Industrials	90,426,539	—	—	90,426,539
Information Technology	180,206,605	—	—	180,206,605
Materials	38,235,145	—	—	38,235,145
Telecommunication Services	4,184,784	—	—	4,184,784
Utilities	803,464	—	—	803,464

Total Equity Securities	659,725,084	—	—	659,725,084

Other
Affiliated Money Market Fund(c)	9,558,202	—	—	9,558,202
Investments of Cash Collateral Received for Securities on Loan	20,000,000	82,638,149	—	102,638,149

Total Other	29,558,202	82,638,149	—	112,196,351

Investments in Securities	689,283,286	82,638,149	—	771,921,435
Derivatives(d)
Assets
Futures Contracts	283,092	—	—	283,092

Total	$689,566,378	$82,638,149	$—	$772,204,527

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Large Value Quantitative Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%

CONSUMER DISCRETIONARY 8.8%

Auto Components 2.3%

Autoliv, Inc.(a)	34,613	$2,715,390
Lear Corp.	108,400	5,797,232

Total		8,512,622

Media 5.0%

Comcast Corp., Class A	170,025	4,308,434
DISH Network Corp., Class A(b)	228,150	6,997,360
McGraw-Hill Companies, Inc. (The)	42,100	1,764,411
Time Warner Cable, Inc.	49,150	3,835,666
Viacom, Inc., Class B	8,500	433,500
Washington Post Co. (The), Class B(a)	2,385	999,196

Total		18,338,567

Multiline Retail 0.4%

Dillard’s, Inc., Class A(a)	22,200	1,157,508
Kohl’s Corp.	8,600	430,086

Total		1,587,594

Specialty Retail 1.1%

Aaron’s, Inc.(a)	46,000	1,299,960
Gap, Inc. (The)	148,560	2,688,936

Total		3,988,896

TOTAL CONSUMER DISCRECTIONARY		32,427,679

CONSUMER STAPLES 7.1%

Beverages 0.3%

Coca-Cola Enterprises, Inc.	38,600	1,126,348

Food & Staples Retailing 2.8%

Kroger Co. (The)	88,100	2,184,880
Wal-Mart Stores, Inc.	151,200	8,034,768

Total		10,219,648

Food Products 0.5%

Smithfield Foods, Inc.(b)	4,800	104,976
Tyson Foods, Inc., Class A	87,400	1,697,308

Total		1,802,284

Household Products 0.4%

Procter & Gamble Co. (The)	25,382	1,613,534

Tobacco 3.1%

Altria Group, Inc.	52,510	1,386,789
Lorillard, Inc.	21,200	2,308,044

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Tobacco (cont.)

Philip Morris International, Inc.	113,840	$7,601,097

Total		11,295,930

TOTAL CONSUMER STAPLES		26,057,744

ENERGY 12.0%

Energy Equipment & Services 1.1%

Patterson-UTI Energy, Inc.	63,500	2,007,235
SEACOR Holdings, Inc.	19,500	1,949,220

Total		3,956,455

Oil, Gas & Consumable Fuels 10.9%

Alpha Natural Resources, Inc.(b)	37,000	1,681,280
Apache Corp.	73,850	9,112,351
Chevron Corp.	159,646	16,417,995
ConocoPhillips(c)	57,008	4,286,431
Marathon Oil Corp.	70,875	3,733,695
Tesoro Corp.(b)	38,900	891,199
Valero Energy Corp.	153,003	3,912,287

Total		40,035,238

TOTAL ENERGY		43,991,693

FINANCIALS 26.2%

Capital Markets 0.7%

Franklin Resources, Inc.	17,494	2,296,787
Goldman Sachs Group, Inc. (The)	3,170	421,896

Total		2,718,683

Commercial Banks 2.6%

Commerce Bancshares, Inc.(a)	20,900	898,700
KeyCorp	768,229	6,399,347
PNC Financial Services Group, Inc.	30,800	1,835,988
Wells Fargo & Co.	13,465	377,828

Total		9,511,863

Consumer Finance 3.2%

Capital One Financial Corp.	139,128	7,188,744
Discover Financial Services	170,627	4,564,272

Total		11,753,016

Diversified Financial Services 7.7%

Citigroup, Inc.	167,049	6,955,920
JPMorgan Chase & Co.	378,120	15,480,233
Leucadia National Corp.	21,100	719,510
NASDAQ OMX Group, Inc. (The)(b)	199,350	5,043,555

Total		28,199,218

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance 9.1%

Aflac, Inc.	7,609	$355,188
Allstate Corp. (The)	45,173	1,379,132
Berkshire Hathaway, Inc., Class B(b)	24,260	1,877,481
Brown & Brown, Inc.	241,100	6,186,626
Hartford Financial Services Group, Inc.	145,199	3,828,898
Lincoln National Corp.	197,300	5,621,077
Protective Life Corp.	79,209	1,832,104
Prudential Financial, Inc.	79,138	5,032,386
Reinsurance Group of America, Inc.	85,327	5,193,001
Travelers Companies, Inc. (The)	35,200	2,054,976

Total		33,360,869

Real Estate Investment Trusts (REITs) 2.9%

Annaly Capital Management, Inc.(a)	55,470	1,000,679
Apartment Investment & Management Co., Class A	3,550	90,631
Public Storage	16,700	1,903,967
Simon Property Group, Inc.	64,998	7,554,718

Total		10,549,995

TOTAL FINANCIALS		96,093,644

HEALTH CARE 12.2%

Biotechnology 1.4%

Biogen Idec, Inc.(b)	48,700	5,207,004

Health Care Equipment & Supplies 0.8%

Baxter International, Inc.	44,300	2,644,267

Health Care Providers & Services 2.8%

Humana, Inc.	6,444	519,000
UnitedHealth Group, Inc.	189,207	9,759,297

Total		10,278,297

Pharmaceuticals 7.2%

Eli Lilly & Co.	221,314	8,305,914
Johnson & Johnson	120,275	8,000,693
Pfizer, Inc.	494,587	10,188,492

Total		26,495,099

TOTAL HEALTH CARE		44,624,667

INDUSTRIALS 9.0%

Aerospace & Defense 3.3%

General Dynamics Corp.	5,300	394,956
Northrop Grumman Corp.(a)	98,181	6,808,852
Raytheon Co.	45,070	2,246,740
United Technologies Corp.	30,121	2,666,010

Total		12,116,558

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Airlines —%

United Continental Holdings, Inc.(a)(b)	3,800	$85,994

Commercial Services & Supplies 2.5%

Pitney Bowes, Inc.(a)	250,000	5,747,500
RR Donnelley & Sons Co.(a)	177,349	3,477,814

Total		9,225,314

Construction & Engineering —%

Chicago Bridge & Iron Co. NV(d)	800	31,120

Industrial Conglomerates 3.2%

General Electric Co.	620,047	11,694,086

TOTAL INDUSTRIALS		33,153,072

INFORMATION TECHNOLOGY 8.4%

Computers & Peripherals 0.5%

Dell, Inc.(b)	100,400	1,673,668

Electronic Equipment, Instruments & Components 1.6%

Vishay Intertechnology, Inc.(a)(b)	377,037	5,670,636

Semiconductors & Semiconductor Equipment 4.3%

Intel Corp.	518,923	11,499,334
Texas Instruments, Inc.	134,510	4,415,963

Total		15,915,297

Software 2.0%

Microsoft Corp.	283,585	7,373,210

TOTAL INFORMATION TECHNOLOGY		30,632,811

MATERIALS 3.0%

Chemicals 2.5%

CF Industries Holdings, Inc.	14,400	2,040,048
Eastman Chemical Co.	71,270	7,274,529

Total		9,314,577

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Metals & Mining 0.4%

Freeport-McMoRan Copper & Gold, Inc.	25,940	$1,372,226

Paper & Forest Products 0.1%

International Paper Co.	14,200	423,444

TOTAL MATERIALS		11,110,247

TELECOMMUNICATION SERVICES 4.8%

Diversified Telecommunication Services 4.8%

AT&T, Inc.	258,465	8,118,386
Verizon Communications, Inc.	256,610	9,553,590

Total		17,671,976

TOTAL TELECOMMUNICATION SERVICES		17,671,976

UTILITIES 6.9%

Electric Utilities 3.4%

DPL, Inc.	18,600	560,976
Entergy Corp.	51,275	3,501,057
Exelon Corp.	201,695	8,640,614

Total		12,702,647

Independent Power Producers & Energy Traders 1.5%

AES Corp. (The)(b)	421,100	5,364,814

Multi-Utilities 2.0%

NSTAR	57,535	2,645,459
Public Service Enterprise Group, Inc.	141,110	4,605,831

Total		7,251,290

TOTAL UTILITIES		25,318,751

Total Common Stocks (Cost: $298,552,123)		$361,082,284

	Shares	Value

Money Market Fund 1.6%

Columbia Short-Term Cash Fund, 0.166%(e)(f)	6,024,175	$6,024,175

Total Money Market Fund (Cost: $6,024,175)		$6,024,175

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.0%

Repurchase Agreements 6.0%

Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $10,000,033(g)
0.120%		$10,000,000	$10,000,000
Natixis Financial Products, Inc. dated 06/30/11, matures 07/01/11, repurchase price $2,000,002(g)
0.030%		2,000,000	2,000,000
Nomura Securities dated 06/30/11, matures 07/01/11, repurchase price $5,000,014(g)
0.100%		5,000,000	5,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,259(g)
0.080%		5,000,248	5,000,248

Total			22,000,248

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $22,000,248)			$22,000,248

Total Investments
(Cost: $326,576,546)(h)			$389,106,707	(I)
Other Assets & Liabilities, Net			(21,969,073)

Net Assets			$367,137,634

Investments in Derivatives
Futures Contracts Outstanding at June 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	18	$5,919,750	Sept. 2011	$165,163	$—
Notes to Portfolio of Investments

(a)	At June 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	At June 30, 2011, investments in securities included securities valued at $4,248,235 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(d)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented less than 0.01% of net assets.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(f)	Investments in affiliates during the period ended June 30, 2011:

			Sales Cost/	Realized		Dividends or
Issuer	Beginning Cost	Purchase Cost	Proceeds from Sales	Gain/Loss	Ending Cost	Interest Income	Value
Columbia Short-Term Cash Fund	$1,921,490	$167,244,724	$(163,142,039)	$—	$6,024,175	$12,431	$6,024,175

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Mizuho Securities USA, Inc. (0.120%)

Security Description	Value

Freddie Mac REMICS	$354,526
Ginnie Mae I Pool	8,707,804
Government National Mortgage Association	1,137,670

Total Market Value of Collateral Securities	$10,200,000

Natixis Financial Products, Inc. (0.030%)

Security Description	Value

Fannie Mae Interest Strip	$46,378
Fannie Mae REMICS	1,133,613
Federal Farm Credit Bank	146,938
Freddie Mac REMICS	334,671
Government National Mortgage Association	378,402

Total Market Value of Collateral Securities	$2,040,002

Nomura Securities (0.100%)

Security Description	Value

Fannie Mae Pool	$3,036,745
Freddie Mac Gold Pool	2,063,255

Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.080%)

Security Description	Value

Freddie Mac Gold Pool	$5,100,276

Total Market Value of Collateral Securities	$5,100,276

(h)	At June 30, 2011, the cost of securities for federal income tax purposes was approximately $326,577,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$63,934,000
Unrealized Depreciation	(1,404,000)

Net Unrealized Appreciation	$62,530,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$32,427,679	$—	$—	$32,427,679
Consumer Staples	26,057,744	—	—	26,057,744
Energy	43,991,693	—	—	43,991,693
Financials	96,093,644	—	—	96,093,644
Health Care	44,624,667	—	—	44,624,667
Industrials	33,153,072	—	—	33,153,072
Information Technology	30,632,811	—	—	30,632,811
Materials	11,110,247	—	—	11,110,247
Telecommunication Services	17,671,976	—	—	17,671,976
Utilities	25,318,751	—	—	25,318,751

Total Equity Securities	361,082,284	—	—	361,082,284

Other
Affiliated Money Market Fund(c)	6,024,175	—	—	6,024,175
Investments of Cash Collateral Received for Securities on Loan	—	22,000,248	—	22,000,248

Total Other	6,024,175	22,000,248	—	28,024,423

Investments in Securities	367,106,459	22,000,248	—	389,106,707
Derivatives(d)
Assets
Futures Contracts	165,163	—	—	165,163

Total	$367,271,622	$22,000,248	$—	$389,271,870

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Mid Cap Value Opportunity Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.5%

CONSUMER DISCRETIONARY 13.2%

Auto Components 1.1%

TRW Automotive Holdings Corp.(a)(b)	195,541	$11,542,785
Visteon Corp.(b)	201,850	13,808,559

Total		25,351,344

Automobiles 0.7%

Ford Motor Co.(a)(b)	1,078,616	14,874,115

Diversified Consumer Services 1.7%

Apollo Group, Inc., Class A(b)	162,521	7,098,917
Capella Education Co.(a)(b)	134,188	5,615,768
Career Education Corp.(a)(b)	320,960	6,788,304
Corinthian Colleges, Inc.(a)(b)	913,115	3,889,870
DeVry, Inc.	132,376	7,827,393
ITT Educational Services, Inc.(a)(b)	91,640	7,169,913

Total		38,390,165

Hotels, Restaurants & Leisure 1.6%

Penn National Gaming, Inc.(b)	586,192	23,646,985
Royal Caribbean Cruises Ltd.(a)(b)(c)	353,976	13,323,657

Total		36,970,642

Household Durables 0.9%

DR Horton, Inc.(a)	350,469	4,037,403
KB Home(a)	159,499	1,559,900
Lennar Corp., Class A(a)	259,659	4,712,811
Mohawk Industries, Inc.(a)(b)	153,232	9,192,388

Total		19,502,502

Leisure Equipment & Products 1.8%

Hasbro, Inc.(a)	902,159	39,631,845

Media 3.2%

DISH Network Corp., Class A(b)	645,582	19,800,000
Liberty Media Corp. — Starz, Series A(b)	139,113	10,466,862
National CineMedia, Inc.	1,064,030	17,992,747
Regal Entertainment Group, Class A(a)	1,283,201	15,847,532
Valassis Communications, Inc.(a)(b)	280,268	8,492,121

Total		72,599,262

Multiline Retail 1.7%

Macy’s, Inc.	1,042,961	30,496,179
Nordstrom, Inc.(a)	183,004	8,590,208

Total		39,086,387

Specialty Retail 0.5%

Abercrombie & Fitch Co., Class A(a)	177,369	11,869,533

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

TOTAL CONSUMER DISCRECTIONARY		$298,275,795

CONSUMER STAPLES 3.2%

Tobacco 3.2%

Lorillard, Inc.	655,961	71,414,474

TOTAL CONSUMER STAPLES		71,414,474

ENERGY 10.4%

Energy Equipment & Services 2.2%

McDermott International, Inc.(b)(c)	757,002	14,996,210
Nabors Industries Ltd.(b)(c)	938,586	23,126,759
Noble Corp.(a)(c)	288,701	11,377,706

Total		49,500,675

Oil, Gas & Consumable Fuels 8.2%

Alpha Natural Resources, Inc.(b)	264,671	12,026,650
El Paso Corp.	1,088,101	21,979,640
Enbridge, Inc.(c)	1,231,264	39,966,830
EQT Corp.(a)	123,791	6,501,503
Newfield Exploration Co.(a)(b)	720,992	49,041,876
QEP Resources, Inc.	503,768	21,072,615
Whiting Petroleum Corp.(b)	612,892	34,879,684

Total		185,468,798

TOTAL ENERGY		234,969,473

FINANCIALS 15.7%

Capital Markets 1.2%

Artio Global Investors, Inc.(a)	48,784	551,259
Invesco Ltd.(a)(c)	1,097,837	25,689,386

Total		26,240,645

Commercial Banks 6.7%

CIT Group, Inc.(b)	1,313,994	58,157,374
Comerica, Inc.(a)	528,140	18,257,800
Cullen/Frost Bankers, Inc.(a)	170,417	9,688,206
Fifth Third Bancorp	1,286,817	16,406,917
Huntington Bancshares, Inc.	1,975,951	12,962,239
KeyCorp	1,644,476	13,698,485
SunTrust Banks, Inc.	455,752	11,758,402
TCF Financial Corp.(a)	659,043	9,094,793

Total		150,024,216

Diversified Financial Services 0.3%

Pico Holdings, Inc.(a)(b)	238,395	6,913,455

Insurance 5.3%

Assurant, Inc.	370,548	13,439,776

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (cont.)

Axis Capital Holdings Ltd.(c)	308,318	$9,545,525
Everest Re Group Ltd.(c)	170,070	13,903,222
Lincoln National Corp.(a)	848,614	24,177,013
PartnerRe Ltd.(a)(c)	162,976	11,220,898
Transatlantic Holdings, Inc.	130,388	6,390,316
XL Group PLC(c)	1,887,627	41,490,041

Total		120,166,791

Real Estate Investment Trusts (REITs) 2.2%

AvalonBay Communities, Inc.(a)	37,820	4,856,088
Boston Properties, Inc.(a)	53,985	5,731,048
Equity Residential(a)	125,490	7,529,400
ProLogis, Inc.	353,240	12,660,122
Rayonier, Inc.	185,890	12,147,911
Ventas, Inc.(a)	140,927	7,428,262

Total		50,352,831

TOTAL FINANCIALS		353,697,938

HEALTH CARE 11.4%

Health Care Equipment & Supplies 0.3%

Teleflex, Inc.	112,381	6,861,984

Health Care Providers & Services 2.7%

CIGNA Corp.	947,487	48,729,256
Universal Health Services, Inc., Class B	266,328	13,723,882

Total		62,453,138

Life Sciences Tools & Services 3.6%

Agilent Technologies, Inc.(b)	1,200,782	61,371,968
Life Technologies Corp.(b)	372,252	19,383,162

Total		80,755,130

Pharmaceuticals 4.8%

Hospira, Inc.(b)	206,098	11,677,513
Mylan, Inc.(a)(b)	2,335,457	57,615,724
Watson Pharmaceuticals, Inc.(b)	562,488	38,659,800

Total		107,953,037

TOTAL HEALTH CARE		258,023,289

INDUSTRIALS 16.8%

Aerospace & Defense 1.1%

Goodrich Corp.	260,234	24,852,347

Airlines 1.0%

Delta Air Lines, Inc.(b)	842,798	7,728,458

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Airlines (cont.)

U.S. Airways Group, Inc.(a)(b)	367,571	$3,275,057
United Continental Holdings, Inc.(a)(b)	488,355	11,051,474

Total		22,054,989

Building Products 0.8%

AO Smith Corp.(a)	428,317	18,117,809

Commercial Services & Supplies 0.2%

Ritchie Bros Auctioneers, Inc.(a)(c)	201,643	5,543,166

Construction & Engineering 2.5%

Chicago Bridge & Iron Co. NV(c)	444,163	17,277,941
Fluor Corp.(a)	135,546	8,764,404
Foster Wheeler AG(b)(c)	328,602	9,982,929
Jacobs Engineering Group, Inc.(b)	218,358	9,443,983
KBR, Inc.	300,056	11,309,111

Total		56,778,368

Electrical Equipment 3.7%

Babcock & Wilcox Co. (The)(b)	393,118	10,893,300
Cooper Industries PLC(c)	902,529	53,853,905
Rockwell Automation, Inc.(a)	203,231	17,632,322

Total		82,379,527

Machinery 4.5%

AGCO Corp.(b)	304,515	15,030,860
Eaton Corp.	553,546	28,479,942
Manitowoc Co., Inc. (The)(a)	499,249	8,407,353
Navistar International Corp.(a)(b)	404,376	22,831,069
Parker Hannifin Corp.	162,333	14,567,764
Terex Corp.(a)(b)	421,058	11,979,100

Total		101,296,088

Road & Rail 3.0%

Con-way, Inc.(a)	340,876	13,229,397
JB Hunt Transport Services, Inc.	328,643	15,475,799
Kansas City Southern(b)	469,249	27,840,543
Werner Enterprises, Inc.(a)	466,602	11,688,380

Total		68,234,119

TOTAL INDUSTRIALS		379,256,413

INFORMATION TECHNOLOGY 7.7%

Computers & Peripherals 0.9%

Western Digital Corp.(b)	536,810	19,529,148

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Electronic Equipment, Instruments & Components 0.9%

Avnet, Inc.(b)	612,189	$19,516,585

IT Services 0.4%

Computer Sciences Corp.	253,499	9,622,822

Semiconductors & Semiconductor Equipment 2.6%

LSI Corp.(b)	6,372,283	45,370,655
Microchip Technology, Inc.(a)	375,101	14,220,079

Total		59,590,734

Software 2.9%

BMC Software, Inc.(b)	495,940	27,127,918
Check Point Software Technologies Ltd.(a)(b)(c)	692,360	39,360,666

Total		66,488,584

TOTAL INFORMATION TECHNOLOGY		174,747,873

MATERIALS 8.5%

Chemicals 5.7%

Agrium, Inc.(c)	131,612	11,550,269
Eastman Chemical Co.	514,215	52,485,925
Huntsman Corp.	965,504	18,199,750
Lubrizol Corp.	72,471	9,730,681
PPG Industries, Inc.	399,402	36,261,708

Total		128,228,333

Construction Materials 0.3%

Cemex SAB de CV, ADR(a)(b)(c)	778,165	6,692,219

Containers & Packaging 0.2%

Rock-Tenn Co., Class A	70,341	4,666,422

Metals & Mining 1.6%

Cliffs Natural Resources, Inc.	62,343	5,763,611
Freeport-McMoRan Copper & Gold, Inc.	355,007	18,779,870
Kobe Steel Ltd., ADR(c)	534,126	6,035,624
Steel Dynamics, Inc.	279,469	4,541,371

Total		35,120,476

Paper & Forest Products 0.7%

Domtar Corp.(a)	173,458	16,429,942

TOTAL MATERIALS		191,137,392

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES 2.5%

Diversified Telecommunication Services 2.2%

CenturyLink, Inc.	658,936	$26,640,783
Windstream Corp.(a)	1,777,564	23,037,229

Total		49,678,012

Wireless Telecommunication Services 0.3%

Sprint Nextel Corp.(a)(b)	1,231,476	6,637,656

TOTAL TELECOMMUNICATION SERVICES		56,315,668

UTILITIES 6.1%

Electric Utilities 2.3%

Entergy Corp.	177,394	12,112,462
FirstEnergy Corp.	213,015	9,404,656
Pepco Holdings, Inc.(a)	979,811	19,233,690
Pinnacle West Capital Corp.	282,042	12,573,433

Total		53,324,241

Gas Utilities 0.2%

Questar Corp.	272,113	4,819,121

Multi-Utilities 3.6%

CenterPoint Energy, Inc.(a)	1,100,919	21,302,782
DTE Energy Co.(a)	470,684	23,543,614
Sempra Energy	300,761	15,904,242
Wisconsin Energy Corp.	643,383	20,170,057

Total		80,920,695

TOTAL UTILITIES		139,064,057

Total Common Stocks (Cost: $1,687,588,165)		$2,156,902,372

	Coupon	Principal
Issuer	Rate	Amount	Value
Convertible Bonds 0.1%

Building Materials 0.1%

Cemex SAB de CV
Subordinated Notes(a)(c)(d)
03/15/18	3.750%	$3,746,000	$3,718,279

Total Convertible Bonds (Cost: $3,746,000)			$3,718,279

Issuer	Shares	Value

Limited Partnerships 0.3%

FINANCIALS 0.3%

Capital Markets 0.3%

Lazard Ltd., Class A(c)(e)	182,093	$6,755,650

TOTAL FINANCIALS		6,755,650

Total Limited Partnerships (Cost: $6,802,957)		$6,755,650

	Shares	Value

Money Market Fund 3.7%

Columbia Short-Term Cash Fund, 0.166%(f)(g)	82,510,668	$82,510,668

Total Money Market Fund (Cost: $82,510,668)		$82,510,668

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 18.5%

Asset-Backed Commercial Paper 1.8%

Cancara Asset Securitisation LLC
07/13/11	0.150%	$4,999,375	$4,999,375
07/19/11	0.250%	9,993,819	9,993,819
Royal Park Investments Funding Corp.
07/08/11	0.531%	9,987,339	9,987,339
Scaldis Capital LLC
07/01/11	0.200%	14,999,917	14,999,917

Total			39,980,450

Certificates of Deposit 10.8%

Banco Popular Caisse d’Epargne
07/28/11	0.550%	5,000,000	5,000,000
Bank of America, National Association
10/03/11	0.350%	20,000,000	20,000,000
Barclays Bank PLC
09/15/11	0.310%	15,000,000	15,000,000
Commerzbank AG
07/20/11	0.220%	12,000,000	12,000,000
Credit Industrial et Commercial
11/21/11	0.410%	5,000,000	5,000,000
Credit Suisse
10/25/11	0.236%	10,000,000	10,000,000
DZ Bank AG
07/12/11	0.200%	5,000,000	5,000,000
Deutsche Bank AG
07/08/11	0.260%	15,000,000	15,000,000

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Development Bank of Singapore Ltd.
07/18/11	0.180%	$5,000,000	$5,000,000
08/09/11	0.300%	5,000,000	5,000,000
Erste Bank der Oesterreichische
08/02/11	0.240%	5,000,046	5,000,046
Erste Bank der Oesterreichischen Sparkassen AG
07/07/11	0.240%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
08/12/11	0.300%	10,000,000	10,000,000
KBC Bank NV
07/05/11	0.300%	5,000,000	5,000,000
07/07/11	0.300%	4,000,000	4,000,000
07/14/11	0.280%	10,000,000	10,000,000
Lloyds Bank PLC
10/03/11	0.260%	11,000,000	11,000,000
N.V. Bank Nederlandse Gemeenten
07/07/11	0.320%	10,000,000	10,000,000
National Australia Bank
11/18/11	0.211%	9,999,957	9,999,957
National Bank of Canada
10/07/11	0.240%	15,000,000	15,000,000
11/18/11	0.186%	4,000,000	4,000,000
Natixis
09/07/11	0.544%	7,000,000	7,000,000
Overseas Chinese Banking Corp.
07/15/11	0.450%	5,000,000	5,000,000
Societe Generale
09/23/11	0.411%	15,000,000	15,000,000
Union Bank of Switzerland
08/15/11	0.287%	5,000,000	5,000,000
11/14/11	0.224%	10,000,000	10,000,000
United Overseas Bank Ltd.
07/11/11	0.350%	5,000,000	5,000,000
08/26/11	0.300%	5,000,000	5,000,000

Total			243,000,003

Commercial Paper 1.1%

Danske Corp.
08/02/11	0.220%	14,994,775	14,994,775
Macquarie Bank Ltd.
11/10/11	0.461%	4,988,308	4,988,308
Suncorp Metway Ltd.
07/05/11	0.240%	4,998,834	4,998,834

Total			24,981,917

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Money Market Fund 2.2%

JPMorgan Prime Money Market Fund, 0.010%(f)		50,000,000	$50,000,000

Other Short-Term Obligations 0.4%

Goldman Sachs Group, Inc. (The)
08/08/11	0.300%	10,000,000	10,000,000

Repurchase Agreements 2.2%

Deutsche Bank AG dated 06/24/11, matures 07/01/11, repurchase price $15,000,017(h)
	0.040%	15,000,000	15,000,000

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

MF Global Holdings Ltd.
dated 06/30/11, matures 07/01/11,
repurchase price $25,00 0,104(h)
	0.150%	$25,000,000	$25,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $8,768,036(h)
	0.080%	8,768,017	8,768,017

Total			48,768,017

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $416,730,387)			$416,730,387

Total Investments (Cost: $2,197,378,177)(i)			$2,666,617,356	(j)
Other Assets & Liabilities, Net			(407,986,611)

Net Assets			$2,258,630,745

Notes to Portfolio of Investments
(a)	At June 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 16.18% of net assets.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $3,718,279 or 0.16% of net assets.
(e)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At June 30, 2011, there was no capital committed to the LLC or LP for future investment.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(g)	Investments in affiliates during the period ended June 30, 2011:

			Sales Cost/			Dividends or
Issuer	Beginning Cost	Purchase Cost	Proceeds from Sales	Realized Gain/Loss	Ending Cost	Interest Income	Value

Columbia Short-Term Cash Fund	$33,981,817	$542,063,081	$(493,534,230)	$—	$82,510,668	$84,688	$82,510,668
(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Deutsche Bank AG (0.040%)

Security Description	Value

Fannie Mae Pool	$14,241,658
Freddie Mac Non Gold Pool	1,058,342

Total Market Value of Collateral Securities	$15,300,000

MF Global Holdings Ltd. (0.150%)

Security Description	Value

Fannie Mae Pool	$17,344,226
Fannie Mae REMICS	468,561
Freddie Mac Gold Pool	24,337
Freddie Mac Non Gold Pool	287,781
Freddie Mac REMICS	348,863
Ginnie Mae I Pool	2,797,280
Ginnie Mae II Pool	3,151,574
Government National Mortgage Association	1,077,531

Total Market Value of Collateral Securities	$25,500,153

RBS Securities, Inc. (0.080%)

Security Description	Value

Freddie Mac Gold Pool	$8,943,417

Total Market Value of Collateral Securities	$8,943,417

(i)	At June 30, 2011, the cost of securities for federal income tax purposes was approximately $2,197,378,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$489,788,000
Unrealized Depreciation	(20,549,000)

Net Unrealized Appreciation	$469,239,000

(j)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated March 31, 2011.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$298,275,795	$—	$—	$298,275,795
Consumer Staples	71,414,474	—	—	71,414,474
Energy	234,969,473	—	—	234,969,473
Financials	353,697,938	—	—	353,697,938
Health Care	258,023,289	—	—	258,023,289
Industrials	379,256,413	—	—	379,256,413
Information Technology	174,747,873	—	—	174,747,873
Materials	185,101,768	6,035,624	—	191,137,392
Telecommunication Services	56,315,668	—	—	56,315,668
Utilities	139,064,057	—	—	139,064,057

Total Equity Securities	2,150,866,748	6,035,624	—	2,156,902,372

Bonds
Convertible Bonds	—	3,718,279	—	3,718,279

Total Bonds	—	3,718,279	—	3,718,279

Other
Limited Partnerships	6,755,650	—	—	6,755,650
Affiliated Money Market Fund(c)	82,510,668	—	—	82,510,668
Investments of Cash Collateral Received for Securities on Loan	50,000,000	366,730,387	—	416,730,387

Total Other	139,266,318	366,730,387	—	505,996,705

Total	$2,290,133,066	$376,484,290	$—	$2,666,617,356

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

Portfolio of Investments
Columbia Strategic Allocation Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 60.0%

CONSUMER DISCRETIONARY 6.9%

Auto Components 0.6%

American Axle & Manufacturing Holdings, Inc.(a)	6,400	$72,832
Autoliv, Inc.(b)	11,580	908,451
Cooper Tire & Rubber Co.	1,220	24,144
Dana Holding Corp.(a)	7,600	139,080
Exedy Corp.(c)	16,300	558,901
Exide Technologies(a)(b)	4,900	37,436
Hankook Tire Co., Ltd.(c)	4,441	189,995
Hyundai Mobis(c)	1,030	387,543
Lear Corp.	20,200	1,080,296
NHK Spring Co., Ltd.(c)	57,000	582,887
Nokian Renkaat OYJ(c)	1,987	99,698
Superior Industries International, Inc.(b)	12,800	283,008
Tenneco, Inc.(a)	6,078	267,857
TRW Automotive Holdings Corp.(a)(b)	15,675	925,295

Total		5,557,423

Automobiles 0.2%

Fuji Heavy Industries Ltd.(c)	161,000	1,251,134
Hyundai Motor Co.(c)	1,202	267,966
Maruti Suzuki India Ltd.(c)	3,844	100,044
PT Astra International Tbk(c)	25,000	185,837

Total		1,804,981

Distributors —%

PT Sumber Alfaria Trijaya Tbk(c)	305,500	121,249

Diversified Consumer Services 1.0%

Apollo Group, Inc., Class A(a)	128,500	5,612,880
Bridgepoint Education, Inc.(a)(b)	19,100	477,500
CPI Corp.(b)	11,300	148,595
H&R Block, Inc.(b)	33,900	543,756
ITT Educational Services, Inc.(a)(b)	11,200	876,288
Lincoln Educational Services Corp.(b)	30,550	523,933
Pre-Paid Legal Services, Inc.	6,925	460,443
Sotheby’s	7,450	324,075
Weight Watchers International, Inc.	9,200	694,324

Total		9,661,794

Hotels, Restaurants & Leisure —%

Ctrip.com International Ltd., ADR(a)(c)	2,110	90,899
Multimedia Games Holdings Co., Inc.(a)	31,200	141,960

Total		232,859

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Household Durables 0.3%

Arnest One Corp.(c)	65,000	$668,781
Forbo Holding AG(a)(c)	1,095	830,937
Foster Electric Co, Ltd.(c)	35,000	702,258
PDG Realty SA Empreendimentos e Participacoes(c)	26,240	147,791
SEB SA(c)	9,310	975,439

Total		3,325,206

Internet & Catalog Retail 0.2%

GS Home Shopping, Inc.(c)	760	97,118
priceline.com, Inc.(a)	3,825	1,958,132

Total		2,055,250

Leisure Equipment & Products 0.2%

Arctic Cat, Inc.(a)(b)	31,080	417,404
Giant Manufacturing Co., Ltd.(c)	27,000	108,805
JAKKS Pacific, Inc.(a)(b)	16,999	312,952
Polaris Industries, Inc.	6,363	707,375
Sturm Ruger & Co., Inc.	20,900	458,755

Total		2,005,291

Media 1.3%

Comcast Corp., Class A	138,100	3,499,454
DIRECTV, Class A(a)	102,500	5,209,050
DISH Network Corp., Class A(a)	35,741	1,096,176
EW Scripps Co., Class A(a)(b)	10,100	97,667
Naspers Ltd., Series N(c)	3,235	182,734
Sinclair Broadcast Group, Inc., Class A	31,900	350,262
Time Warner Cable, Inc.	34,400	2,684,576

Total		13,119,919

Multiline Retail 0.3%

Clicks Group Ltd.(c)	37,160	232,188
Dillard’s, Inc., Class A(b)	13,207	688,613
Dollar Tree, Inc.(a)	11,000	732,820
Family Dollar Stores, Inc.	14,333	753,343
Golden Eagle Retail Group Ltd.(c)	48,670	123,915
Macy’s, Inc.	4,000	116,960

Total		2,647,839

Specialty Retail 2.4%

Aaron’s, Inc.	36,100	1,020,186
Advance Auto Parts, Inc.(b)	14,700	859,803
Aeropostale, Inc.(a)(b)	29,700	519,750
American Eagle Outfitters, Inc.(b)	10,900	138,975
ANN, Inc.(a)(b)	16,780	437,958
AutoZone, Inc.(a)(b)	16,500	4,865,025
Belle International Holdings Ltd. (b)(c)	116,000	245,072

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Specialty Retail (cont.)

Buckle, Inc. (The)(b)	4,100	$175,070
Cato Corp. (The), Class A(b)	14,196	408,845
Childrens Place Retail Stores, Inc. (The)(a)(b)	154	6,851
Cia Hering(c)	3,260	74,155
Destination Maternity Corp.(b)	17,400	347,652
EDION Corp.(b)(c)	50,800	479,165
Express, Inc.	19,080	415,944
Game Group PLC(c)	518,280	301,532
GameStop Corp., Class A(a)	8,000	213,360
Gap, Inc. (The)(b)	12,900	233,490
Home Product Center PCL, Foreign Registered Shares(c)	601,612	161,070
Limited Brands, Inc.	154,102	5,925,222
Mr. Price Group Ltd.(c)	11,629	117,291
Pier 1 Imports, Inc.(a)(b)	6,200	71,734
PT Ace Hardware Indonesia Tbk(c)	547,500	193,130
Rent-A-Center, Inc.(b)	21,196	647,750
Ross Stores, Inc.(b)	53,600	4,294,432
Sally Beauty Holdings, Inc.(a)	17,400	297,540
Stage Stores, Inc.(b)	16,100	270,480
TJX Companies, Inc.	14,386	755,697
USS Co., Ltd.(c)	11,700	907,612

Total		24,384,791

Textiles, Apparel & Luxury Goods 0.4%

China Lilang Ltd.(b)(c)	130,140	182,826
Coach, Inc.	7,800	498,654
Deckers Outdoor Corp.(a)	1,148	101,185
LG Fashon Corp.(c)	27,410	1,079,012
Pandora A/S (b)(c)	12,657	397,669
Timberland Co. (The), Class A(a)	11,100	476,967
Titan Industries Ltd.(c)	27,000	129,752
Trinity Ltd.(c)	162,844	164,472
Warnaco Group, Inc. (The)(a)	1,218	63,641
Youngone Corp.(c)	62,400	893,325

Total		3,987,503

TOTAL CONSUMER DISCRECTIONARY		68,904,105

CONSUMER STAPLES 4.9%

Beverages 0.3%

Boston Beer Co., Inc., Class A(a)	3,200	286,720
Carlsberg A/S, Series B(c)	10,789	1,173,629
Cia de Bebidas das Americas, ADR (b)(c)	8,490	286,368
Coca-Cola Bottling Co. Consolidated	3,300	223,278
Coca-Cola Enterprises, Inc.	14,800	431,864

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Beverages (cont.)

Cott Corp.(a)(c)	77,973	$655,753
Fomento Economico Mexicano SAB de CV, ADR(c)	2,010	133,645
San Miguel Corp.(c)	77,190	205,709

Total		3,396,966

Food & Staples Retailing 1.5%

CP ALL PCL, Foreign Registered Shares(c)	169,020	243,996
Drogasil SA(c)	22,020	154,217
Eurocash SA(c)	10,310	110,888
George Weston Ltd.(c)	9,175	665,353
Ingles Markets, Inc., Class A(b)	2,400	39,720
Koninklijke Ahold NV(c)	76,556	1,028,690
Kroger Co. (The)	43,646	1,082,421
Nash Finch Co.	4,200	150,402
President Chain Store Corp.(c)	35,819	207,525
Safeway, Inc.	23,900	558,543
Seven & I Holdings Co., Ltd.(c)	38,933	1,047,063
Spartan Stores, Inc.	20,000	390,600
Wal-Mart Stores, Inc.(b)	131,450	6,985,253
Walgreen Co.	54,800	2,326,808

Total		14,991,479

Food Products 1.1%

Balrampur Chini Mills Ltd. (a)(c)	248,658	347,982
Cal-Maine Foods, Inc.(b)	8,609	275,143
Hershey Co. (The)	100,129	5,692,334
Hormel Foods Corp.(b)	48,188	1,436,484
Lancaster Colony Corp.(b)	1,200	72,984
Marine Harvest ASA (b)(c)	966,350	774,850
Nestlé SA(c)	22,681	1,409,554
PT Nippon Indosari Corpindo Tbk(c)	363,500	120,058
Smithfield Foods, Inc.(a)	300	6,561
Tyson Foods, Inc., Class A	46,900	910,798
Universal Robina Corp.(c)	134,250	126,556
Want Want China Holdings Ltd.(b)(c)	124,000	120,558

Total		11,293,862

Household Products 0.4%

Kimberly-Clark Corp.	46,200	3,075,072
LG Household & Health Care Ltd.(c)	345	148,321
McBride PLC(c)	142,755	316,751
Oil-Dri Corp. of America	1,800	38,556

Total		3,578,700

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Personal Products 0.2%

Dabur India Ltd.(c)	76,540	$195,494
Hengan International Group Co., Ltd.(c)	11,000	98,913
Herbalife Ltd.(c)	6,800	391,952
Nu Skin Enterprises, Inc., Class A(b)	15,288	574,065
Revlon, Inc., Class A(a)	11,800	198,240
Usana Health Sciences, Inc.(a)	3,600	112,608

Total		1,571,272

Tobacco 1.4%

Altria Group, Inc.	43,197	1,140,833
ITC Ltd.(c)	33,680	153,239
Lorillard, Inc.(b)	43,700	4,757,619
Philip Morris International, Inc.	116,443	7,774,899
PT Gudang Garam Tbk(c)	62,150	361,716
Universal Corp.(b)	4,900	184,583

Total		14,372,889

TOTAL CONSUMER STAPLES		49,205,168

ENERGY 6.3%

Energy Equipment & Services 1.1%

Core Laboratories NV(b)(c)	5,926	660,986
Diamond Offshore Drilling, Inc.(b)	10,200	718,182
Global Ports Investments PLC (a)(c)(d)	5,310	92,659
National Oilwell Varco, Inc.	68,525	5,359,340
Oceaneering International, Inc.	10,600	429,300
Patterson-UTI Energy, Inc.	24,500	774,445
PHI, Inc.(a)	23,200	504,136
Pioneer Drilling Co.(a)	8,000	121,920
RPC, Inc.(b)	16,800	412,272
SEACOR Holdings, Inc.	9,900	989,604
Shinko Plantech Co., Ltd.(c)	82,000	886,335

Total		10,949,179

Oil, Gas & Consumable Fuels 5.2%

Alpha Natural Resources, Inc.(a)	16,300	740,672
Apache Corp.	46,356	5,719,867
Arch Coal, Inc.	18,500	493,210
Australian Worldwide Exploration Ltd.(a)(c)	467,146	640,761
Banpu PCL, Foreign Registered Shares(c)	6,030	140,921
BP PLC(c)	177,425	1,306,045
Chevron Corp.(e)	94,094	9,676,627
China Shenhua Energy Co., Ltd., Series H(b)(c)	70,500	337,831

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (cont.)

Cimarex Energy Co.	631	$56,740
Cloud Peak Energy, Inc.(a)	22,300	474,990
CNOOC Ltd.(b)(c)	140,000	329,753
ConocoPhillips	78,751	5,921,288
CVR Energy, Inc.(a)(b)	5,900	145,258
Devon Energy Corp.	11,700	922,077
Exxon Mobil Corp.	60,111	4,891,833
Gazprom OAO, ADR(a)(c)	36,720	535,378
Green Plains Renewable Energy, Inc.(a)(b)	13,800	148,902
James River Coal Co.(a)(b)	22,100	460,122
Japan Petroleum Exploration Co.(c)	18,200	854,437
Lukoil OAO, ADR(c)	5,700	362,520
NovaTek OAO, GDR(c)(d)	1,050	145,005
OGX Petroleo e Gas Participacoes SA(a)(c)	12,720	118,589
Patriot Coal Corp.(a)(b)	4,300	95,718
Peabody Energy Corp.	21,400	1,260,674
Petroleo Brasileiro SA, ADR(c)	3,500	107,380
Petroleum Development Corp.(a)(b)	5,942	177,725
PT Harum Energy Tbk(c)	102,150	114,028
PT Tambang Batubara Bukit Asam Tbk(c)	36,500	88,744
Reliance Industries Ltd.(c)	5,825	117,351
Rosneft Oil Co., GDR(c)	123,517	1,040,013
Royal Dutch Shell PLC, Series B(c)	35,302	1,260,073
Sasol Ltd.(c)	4,860	255,858
SK Innovation Co., Ltd.(c)	491	92,708
Statoil Fuel & Retail ASA (a)(b)(c)	78,615	759,171
Stone Energy Corp.(a)	16,375	497,636
Tesoro Corp.(a)	112,911	2,586,791
Total SA(c)	31,039	1,795,047
VAALCO Energy, Inc.(a)(b)	50,600	304,612
Valero Energy Corp.	179,500	4,589,815
W&T Offshore, Inc.	24,200	632,104
Western Refining, Inc.(a)(b)	29,900	540,293
World Fuel Services Corp.(b)	18,639	669,699
Yanzhou Coal Mining Co., Ltd., Series H(c)	261,800	1,008,688

Total		52,416,954

TOTAL ENERGY		63,366,133

FINANCIALS 10.6%

Capital Markets 1.5%

American Capital Ltd.(a)	50,900	505,437
Arlington Asset Investment Corp., Class A(b)	14,700	461,433

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Capital Markets (cont.)

Credit Suisse Group AG(a)(c)	21,031	$817,976
Franklin Resources, Inc.	40,093	5,263,810
GAMCO Investors, Inc., Class A(b)	2,600	120,354
Gladstone Investment Corp.(b)	46,000	328,440
Goldman Sachs Group, Inc. (The)	6,200	825,158
ICAP PLC(c)	83,804	636,191
Intermediate Capital Group PLC(c)	159,879	828,042
MCG Capital Corp.(b)	50,500	307,040
NGP Capital Resources Co.	33,100	271,420
T Rowe Price Group, Inc.(b)	47,585	2,871,279
TICC Capital Corp.(b)	38,700	371,520
Waddell & Reed Financial, Inc., Class A	26,600	966,910

Total		14,575,010

Commercial Banks 2.2%

Australia & New Zealand Banking Group Ltd.(c)	68,597	1,626,081
Banco Bilbao Vizcaya Argentaria SA(c)	98,138	1,151,327
Banco Bradesco SA, ADR(b)(c)	9,410	192,811
Banco do Brasil SA(c)	8,660	154,372
Banco Latinoamericano de Comercio Exterior SA, Series E(c)	27,100	469,372
Banco Santander SA(c)	138,828	1,603,122
Bangkok Bank PCL, Foreign Registered Shares(c)	52,500	271,688
Bank of China Ltd., Series H(b)(c)	1,486,740	727,697
BNP Paribas SA(c)	17,724	1,368,142
Center Financial Corp.(a)	37,400	237,490
Century Bancorp, Inc., Class A	700	18,522
China Construction Bank Corp., Series H(c)	348,190	289,863
CIMB Group Holdings Bhd(c)	92,360	273,560
Enterprise Financial Services Corp.	20,700	280,071
Fifth Third Bancorp	45,000	573,750
First Merchants Corp.(b)	7,000	62,580
HDFC Bank Ltd., ADR(c)	990	174,626
HSBC Holdings PLC(c)	103,988	1,032,083
Huntington Bancshares, Inc.	40,900	268,304
ICICI Bank Ltd., ADR(b)(c)	8,197	404,112
Indian Bank(c)	67,984	324,411
Industrial & Commercial Bank of China, Series H(c)	708,900	540,711
International Bancshares Corp.(b)	25,400	424,942
Itaú Unibanco Holding SA, ADR(b)(c)	34,300	807,765
Kasikornbank PCL, Foreign Registered Shares(c)	66,740	272,630
KeyCorp	444,383	3,701,710

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Commercial Banks (cont.)

MainSource Financial Group, Inc.(b)	25,900	$214,970
Metropolitan Bank & Trust(c)	142,078	229,830
MidWestOne Financial Group, Inc.(b)	18,400	265,880
Nara Bancorp, Inc.(a)(b)	12,200	99,186
PT Bank Central Asia Tbk(c)	235,190	210,331
PT Bank Tabungan Pensiunan Nasional Tbk(a)(c)	183,500	69,633
Punjab National Bank(c)	7,190	182,072
Republic Bancorp, Inc., Class A(b)	27,500	547,250
Sumitomo Mitsui Financial Group, Inc.(c)	44,100	1,359,810
Svenska Handelsbanken AB, Series A(c)	26,722	824,237
Turkiye Garanti Bankasi AS(c)	64,328	291,715
Virginia Commerce Bancorp, Inc.(a)(b)	63,800	377,058
West Bancorporation, Inc.(b)	3,600	31,716

Total		21,955,430

Consumer Finance 1.2%

Capital One Financial Corp.	84,900	4,386,783
Credit Acceptance Corp.(a)	500	42,235
Discover Financial Services	258,064	6,903,212
Nelnet, Inc., Class A	23,200	511,792
World Acceptance Corp.(a)(b)	8,100	531,117

Total		12,375,139

Diversified Financial Services 1.3%

AMMB Holdings Bhd(c)	165,800	358,076
BM&FBovespa SA(c)	31,164	206,076
Citigroup, Inc.	41,355	1,722,022
Fubon Financial Holding Co., Ltd.(c)	151,000	232,729
ING Groep NV-CVA(a)(c)	93,245	1,147,876
JPMorgan Chase & Co.	204,458	8,370,510
Leucadia National Corp.	4,700	160,270
Life Partners Holdings, Inc.(b)	5,700	19,608
Moody’s Corp.(b)	4,800	184,080
NASDAQ OMX Group, Inc. (The)(a)	27,500	695,750

Total		13,096,997

Insurance 2.4%

Aflac, Inc.	35,605	1,662,041
Allianz SE(c)	5,948	830,894
American Equity Investment Life Holding Co.	46,700	593,557
Axis Capital Holdings Ltd.(c)	22,306	690,594
Brown & Brown, Inc.(b)	38,700	993,042

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (cont.)

China Life Insurance Co., Ltd., Series H(c)	18,000	$62,149
CNO Financial Group, Inc.(a)(b)	43,349	342,891
Delphi Financial Group, Inc., Class A	17,100	499,491
FBL Financial Group, Inc., Class A(b)	18,800	604,420
Hartford Financial Services Group, Inc.	172,649	4,552,754
Legal & General Group PLC(c)	400,435	759,646
Lincoln National Corp.	161,596	4,603,870
Meadowbrook Insurance Group, Inc.(b)	26,502	262,635
Principal Financial Group, Inc.	10,600	322,452
Protective Life Corp.	27,414	634,086
Prudential Financial, Inc.(b)	50,107	3,186,304
Reinsurance Group of America, Inc.	17,000	1,034,620
Sampo OYJ, Series A(c)	40,637	1,312,365
Symetra Financial Corp.(b)	13,200	177,276
Zurich Financial Services AG(a)(c)	5,015	1,268,140

Total		24,393,227

Real Estate Investment Trusts (REITs) 1.5%

American Capital Agency Corp.	17,731	516,149
Annaly Capital Management, Inc.(b)	34,500	622,380
Anworth Mortgage Asset Corp.	60,900	457,359
Apartment Investment & Management Co., Class A	31,567	805,906
Ashford Hospitality Trust, Inc.	22,700	282,615
BGP Holdings PLC(c)(d)(f)	581,000	1
Capstead Mortgage Corp.(b)	6,518	87,341
CBL & Associates Properties, Inc.(b)	36,700	665,371
Colonial Properties Trust	26,600	542,640
DiamondRock Hospitality Co.	12,500	134,125
Equity Lifestyle Properties, Inc.	7,800	487,032
Equity Residential	14,600	876,000
Getty Realty Corp.(b)	6,700	169,041
Gladstone Commercial Corp.(b)	7,400	128,242
Glimcher Realty Trust	27,700	263,150
Highwoods Properties, Inc.	4,300	142,459
Hospitality Properties Trust(b)	11,400	276,450
Japan Retail Fund Investment Corp.(c)	515	793,632
Kimco Realty Corp.	47,200	879,808
Lexington Realty Trust(b)	38,100	347,853
MFA Financial, Inc.(b)	65,485	526,499
Mid-America Apartment Communities, Inc.	3,500	236,145
NorthStar Realty Finance Corp.	31,000	124,930
PS Business Parks, Inc.(b)	1,200	66,120
Rayonier, Inc.	13,500	882,225

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) (cont.)

Resource Capital Corp.(b)	44,700	$282,504
Simon Property Group, Inc.(b)	31,876	3,704,948
Sun Communities, Inc.(b)	13,100	488,761
U-Store-It Trust	15,300	160,956

Total		14,950,642

Real Estate Management & Development 0.5%

CB Richard Ellis Group, Inc., Class A(a)	19,909	499,915
China Overseas Land & Investment Ltd.(b)(c)	54,000	116,170
China Vanke Co., Ltd., Series B(c)	97,196	130,899
Forest City Enterprises, Inc., Class A(a)(b)	52,700	983,909
Hongkong Land Holdings Ltd.(b)(c)	137,000	976,964
Housing Development & Infrastructure Ltd.(a)(c)	24,330	87,208
Huaku Development Co., Ltd.(c)	396,915	1,180,098
KWG Property Holding Ltd.(c)	162,500	108,665
Sobha Developers Ltd.(c)	10,110	58,731
Swire Pacific Ltd., Series A(c)	40,000	588,917

Total		4,731,476

Thrifts & Mortgage Finance —%

BofI Holding, Inc.(a)	5,480	78,967

TOTAL FINANCIALS		106,156,888

HEALTH CARE 6.6%

Biotechnology 1.0%

Amgen, Inc.(a)	15,668	914,228
Ariad Pharmaceuticals, Inc.(a)	6,900	78,177
AVEO Pharmaceuticals, Inc.(a)(b)	12,200	251,442
Biogen Idec, Inc.(a)	33,348	3,565,568
Gilead Sciences, Inc.(a)	74,713	3,093,865
InterMune, Inc.(a)	5,100	182,835
Maxygen, Inc.(b)	34,200	187,074
Myriad Genetics, Inc.(a)(b)	39,300	892,503
PDL BioPharma, Inc.(b)	75,100	440,837

Total		9,606,529

Health Care Equipment & Supplies 0.8%

Align Technology, Inc.(a)	2,100	47,880
Arthrocare Corp.(a)	1,000	33,470
Atrion Corp.	400	79,120
Baxter International, Inc.(b)	60,448	3,608,141
Cantel Medical Corp.	7,600	204,516
CR Bard, Inc.(b)	11,300	1,241,418

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Equipment & Supplies (cont.)

Cyberonics, Inc.(a)(b)	13,500	$377,325
Greatbatch, Inc.(a)	6,900	185,058
Hartalega Holdings Bhd(c)	44,600	82,476
ICU Medical, Inc.(a)	2,200	96,140
Invacare Corp.(b)	11,400	378,366
Masimo Corp.(b)	15,900	471,912
Meridian Bioscience, Inc.(b)	6,400	154,304
Sirona Dental Systems, Inc.(a)	1,700	90,270
St. Shine Optical Co., Ltd.(c)	13,000	197,510
Varian Medical Systems, Inc.(a)	4,100	287,082
West Pharmaceutical Services, Inc.(b)	10,200	446,352

Total		7,981,340

Health Care Providers & Services 1.6%

AMERIGROUP Corp.(a)	10,951	771,717
Amil Participacoes SA(c)	12,780	148,383
Corvel Corp.(a)	6,600	309,540
Ensign Group, Inc. (The)(b)	5,400	164,106
Five Star Quality Care, Inc.(a)(b)	6,900	40,089
Humana, Inc.	18,300	1,473,882
Kindred Healthcare, Inc.(a)	9,100	195,377
Laboratory Corp. of America Holdings(a)	12,000	1,161,480
Life Healthcare Group Holdings Ltd.(c)	47,895	124,593
Lincare Holdings, Inc.	6,000	175,620
Magellan Health Services, Inc.(a)(b)	10,278	562,618
Medco Health Solutions, Inc.(a)	15,488	875,382
Metropolitan Health Networks, Inc.(a)	14,100	67,539
Miraca Holdings, Inc.(c)	28,000	1,134,466
National Healthcare Corp.(b)	2,100	104,097
National Research Corp.	4,691	171,362
Odontoprev SA(c)	7,946	133,905
Providence Service Corp. (The)(a)(b)	5,900	74,635
Quest Diagnostics, Inc.	9,100	537,810
Sunrise Senior Living, Inc.(a)(b)	5,200	49,556
U.S. Physical Therapy, Inc.	7,100	175,583
UnitedHealth Group, Inc.	135,390	6,983,416

Total		15,435,156

Health Care Technology —%

Computer Programs & Systems, Inc.	5,100	323,748
MedQuist, Inc.	4,300	56,653

Total		380,401

Life Sciences Tools & Services 0.1%

Agilent Technologies, Inc.(a)	9,500	485,545
Bruker Corp.(a)	4,300	87,548

Total		573,093

Issuer	Shares	Value

Common Stocks (continued)

Pharmaceuticals 3.1%

AstraZeneca PLC(c)	7,191	$358,701
AstraZeneca PLC, ADR (b)(c)	22,940	1,148,606
Depomed, Inc.(a)(b)	49,800	407,364
Eli Lilly & Co.	149,115	5,596,286
Endo Pharmaceuticals Holdings, Inc.(a)	23,990	963,678
Forest Laboratories, Inc.(a)	29,900	1,176,266
GlaxoSmithKline PLC(c)	46,056	986,061
Impax Laboratories, Inc.(a)	12,100	263,659
Johnson & Johnson	84,121	5,595,729
Medicines Co. (The)(a)	24,600	406,146
Novartis AG(c)	11,354	695,487
Par Pharmaceutical Companies, Inc.(a)	10,090	332,768
Pfizer, Inc.	353,287	7,277,712
PT Kalbe Farma Tbk(c)	231,990	91,542
Questcor Pharmaceuticals, Inc.(a)(b)	17,568	423,389
Roche Holding AG(c)	10,362	1,734,087
Sanofi(c)	20,986	1,687,197
Santen Pharmaceutical Co., Ltd.(c)	15,807	640,814
Viropharma, Inc.(a)(b)	32,156	594,886
Warner Chilcott PLC, Class A(c)	42,300	1,020,699

Total		31,401,077

TOTAL HEALTH CARE		65,377,596

INDUSTRIALS 7.3%

Aerospace & Defense 1.8%

BAE Systems PLC(c)	189,772	970,070
Ceradyne, Inc.(a)	4,829	188,283
Cubic Corp.	9,900	504,801
General Dynamics Corp.	35,400	2,638,008
L-3 Communications Holdings, Inc.	4,900	428,505
Lockheed Martin Corp.(b)	32,726	2,649,824
MTU Aero Engines Holding AG(c)	11,015	879,815
National Presto Industries, Inc.(b)	3,753	380,892
Northrop Grumman Corp.	23,198	1,608,781
Raytheon Co.	51,636	2,574,055
United Technologies Corp.	56,118	4,967,004

Total		17,790,038

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Air Freight & Logistics 0.2%

United Parcel Service, Inc., Class B	28,300	$2,063,919

Airlines 0.2%

Alaska Air Group, Inc.(a)	1,511	103,443
Copa Holdings SA, Class A(c)	2,270	151,500
Hawaiian Holdings, Inc.(a)	68,161	388,518
Turk Hava Yollari(a)(c)	122,437	320,614
United Continental Holdings, Inc.(a)(b)	28,800	651,744

Total		1,615,819

Building Products 0.1%
AAON, Inc.(b)	24,450	533,988

Commercial Services & Supplies 0.8%

Aeon Delight Co., Ltd.(c)	36,900	744,020
Avery Dennison Corp.	22,100	853,723
Brink’s Co. (The)	17,600	525,008
Courier Corp.	17,800	196,690
Deluxe Corp.	22,400	553,504
G&K Services, Inc., Class A	9,300	314,898
Multiplus SA(c)	8,070	140,390
Pitney Bowes, Inc.(b)	121,513	2,793,584
Rollins, Inc.	23,600	480,968
RR Donnelley & Sons Co.(b)	46,100	904,021
United Stationers, Inc.(b)	14,000	496,020

Total		8,002,826

Construction & Engineering 0.4%

China Communications Construction Co., Ltd., Series H(c)	1,100,560	950,395
CTCI Corp.(c)	556,000	728,693
Dycom Industries, Inc.(a)	8,500	138,890
KBR, Inc.	71,833	2,707,386

Total		4,525,364

Electrical Equipment 0.4%

Bharat Heavy Electricals Ltd.(c)	2,800	128,716
Brady Corp., Class A	14,900	477,694
Emerson Electric Co.	15,481	870,806
Franklin Electric Co., Inc.(b)	3,500	164,325
LS Corp.(c)	1,370	141,731
Mitsubishi Electric Corp.(c)	102,000	1,184,843
Schneider Electric SA(c)	7,482	1,249,923
Vicor Corp.(b)	5,400	87,318
Zhuzhou CSR Times Electric Co., Ltd., Series H(c)	56,000	189,449

Total		4,494,805

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Industrial Conglomerates 1.3%

DCC PLC(c)	26,696	$760,521
General Electric Co.(b)	446,029	8,412,107
Raven Industies, Inc.	8,600	479,106
Seaboard Corp.	170	411,060
Siemens AG(c)	10,777	1,479,997
Tredegar Corp.	21,200	389,020
Tyco International Ltd.(c)	18,901	934,276

Total		12,866,087

Machinery 0.7%

Clarcor, Inc.	13,000	614,640
Dover Corp.	5,200	352,560
Eaton Corp.	26,400	1,358,280
Gorman-Rupp Co.(b)	8,625	284,107
Joy Global, Inc.	17,465	1,663,367
Nordson Corp.	12,200	669,170
Parker Hannifin Corp.	14,500	1,301,230
Sany Heavy Equipment International Holdings Co., Ltd.(c)	172,000	196,664
Sauer-Danfoss, Inc.(a)	1,100	55,429
Scania AB, Series B(c)	37,184	862,406
Tennant Co.(b)	1,200	47,916

Total		7,405,769

Professional Services 0.7%

Atkins WS PLC(c)	71,778	861,697
Corporate Executive Board Co. (The)	2,300	100,395
Dun & Bradstreet Corp.	68,600	5,182,044
Insperity, Inc.	14,500	429,345
Towers Watson & Co.(b)	9,700	637,387
Verisk Analytics, Inc., Class A(a)	10,100	349,662

Total		7,560,530

Road & Rail 0.2%

Amerco, Inc.(a)	4,300	413,445
Globaltrans Investment PLC, GDR(c)	4,560	84,360
Heartland Express, Inc.(b)	17,300	286,488
JSL SA(c)	21,080	155,333
Localiza Rent a Car SA(c)	18,390	327,111
Werner Enterprises, Inc.(b)	24,100	603,705

Total		1,870,442

Trading Companies & Distributors 0.5%

Applied Industrial Technologies, Inc.	14,900	530,589
Barloworld Ltd.(c)	16,110	164,154
ITOCHU Corp.(c)	79,400	825,828

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Trading Companies & Distributors (cont.)

Kloeckner & Co. SE(c)	20,483	$616,495
Mills Estruturas e Servicos de Engenharia SA(c)	8,270	119,229
Mitsui & Co., Ltd.(c)	49,500	855,861
United Rentals, Inc.(a)(b)	11,962	303,835
WW Grainger, Inc.(b)	7,500	1,152,375

Total		4,568,366

Transportation Infrastructure —%

China Merchants Holdings International Co., Ltd.(b)(c)	20,000	77,607

TOTAL INDUSTRIALS		73,375,560

INFORMATION TECHNOLOGY 9.2%

Communications Equipment 0.1%

Comtech Telecommunications Corp.(b)	15,700	440,228
HTC Corp.(c)	6,000	202,867
O-Net Communications Group Ltd.(a)(b)(c)	237,620	90,419
Plantronics, Inc.	13,971	510,361

Total		1,243,875

Computers & Peripherals 1.9%

Apple, Inc.(a)	36,045	12,099,225
Dell, Inc.(a)	105,800	1,763,686
Lexmark International, Inc., Class A(a)(b)	7,700	225,302
SanDisk Corp.(a)	37,300	1,547,950
Seagate Technology PLC(c)	63,100	1,019,696
Synaptics, Inc.(a)(b)	7,200	185,328
Western Digital Corp.(a)	51,699	1,880,810

Total		18,721,997

Electronic Equipment, Instruments & Components 0.7%

Agilysys, Inc.(a)(b)	19,700	164,298
AU Optronics Corp.(a)(c)	149,000	102,172
Brightpoint, Inc.(a)	41,200	334,132
China High Precision Automation Group Ltd.(c)	212,000	166,337
Daktronics, Inc.	10,200	110,058
Electro Rent Corp.(b)	8,700	148,944
FUJIFILM Holdings Corp.(c)	24,200	754,774
Halma PLC(c)	108,112	718,870
Hitachi Ltd.(c)	158,093	938,282
Hon Hai Precision Industry Co., Ltd.(c)	117,290	403,805
Littelfuse, Inc.	9,837	577,629

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Electronic Equipment, Instruments & Components (cont.)

Murata Manufacturing Co., Ltd.(c)	14,600	$976,133
SFA Engineering Corp.(c)	2,950	147,387
Vishay Intertechnology, Inc.(a)(b)	76,538	1,151,132
WPG Holdings Ltd.(c)	117,340	199,542

Total		6,893,495

Internet Software & Services 0.4%

Baidu, Inc., ADR(a)(c)	2,940	411,982
Dena Co., Ltd.(c)	13,569	583,555
j2 Global Communications, Inc.(a)	15,800	446,034
Liquidity Services, Inc.(a)	21,900	517,059
Mail.ru Group Ltd., GDR(a)(c)	2,165	71,922
NHN Corp.(a)(c)	1,050	186,151
Rackspace Hosting, Inc.(a)	8,100	346,194
SINA Corp.(a)(b)(c)	989	102,955
Tencent Holdings Ltd.(c)	8,700	237,444
Travelzoo, Inc.(a)(b)	8,300	536,512
ValueClick, Inc.(a)(b)	33,800	561,080

Total		4,000,888

IT Services 1.8%

Acxiom Corp.(a)	22,200	291,042
CACI International, Inc., Class A(a)	7,000	441,560
Cielo SA(c)	3,173	78,682
DST Systems, Inc.	13,700	723,360
Global Payments, Inc.(b)	17,300	882,300
IBM Corp.	57,304	9,830,501
iGate Corp.(b)	8,600	140,352
Jack Henry & Associates, Inc.	1,700	51,017
Lender Processing Services, Inc.(b)	8,400	175,644
Mastercard, Inc., Class A	3,000	904,020
MAXIMUS, Inc.	7,300	603,929
Syntel, Inc.	8,800	520,256
TeleTech Holdings, Inc.(a)	28,984	610,983
TNS, Inc.(a)(b)	3,300	54,780
Total System Services, Inc.	47,000	873,260
Unisys Corp.(a)	6,900	177,330
Western Union Co. (The)	59,900	1,199,797

Total		17,558,813

Semiconductors & Semiconductor Equipment 2.8%

Advanced Micro Devices, Inc.(a)	63,473	443,676
Altera Corp.	500	23,175
Amkor Technology, Inc.(a)	1,100	6,787
Analog Devices, Inc.	12,000	469,680
Atmel Corp.(a)	49,900	702,093

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment (cont.)

Avago Technologies Ltd.(c)	27,100	$1,029,800
Cabot Microelectronics Corp.(a)	9,500	441,465
Duksan Hi-Metal Co., Ltd.(a)(c)	5,269	114,897
Entegris, Inc.(a)	68,800	696,256
GT Solar International, Inc.(a)(b)	40,000	648,000
Intel Corp.(b)	328,572	7,281,155
Kulicke & Soffa Industries, Inc.(a)	27,900	310,806
Lam Research Corp.(a)	22,800	1,009,584
Linear Technology Corp.	2,000	66,040
Macronix International(c)	798,000	490,334
Micrel, Inc.	34,000	359,720
Micron Technology, Inc.(a)	10,800	80,784
Novellus Systems, Inc.(a)	14,800	534,872
Photronics, Inc.(a)(b)	51,600	437,052
RF Micro Devices, Inc.(a)	53,600	328,032
Samsung Electronics Co., Ltd.(c)	1,932	1,501,607
Taiwan Semiconductor Manufacturing Co., Ltd.(c)	108,530	273,524
Taiwan Semiconductor Manufacturing Co., Ltd., ADR(b)(c)	13,900	175,279
Teradyne, Inc.(a)(b)	352,145	5,211,746
Texas Instruments, Inc.	158,825	5,214,225
TriQuint Semiconductor, Inc.(a)	7,600	77,444
Veeco Instruments, Inc.(a)(b)	9,500	459,895

Total		28,387,928

Software 1.5%

ACI Worldwide, Inc.(a)	10,000	337,700
Autonomy Corp., PLC(a)(c)	22,520	616,969
BMC Software, Inc.(a)	16,700	913,490
Factset Research Systems, Inc.(b)	3,500	358,120
Fair Isaac Corp.(b)	12,900	389,580
Intuit, Inc.(a)	3,200	165,952
Kingdee International Software Group Co., Ltd.(c)	206,400	111,233
Manhattan Associates, Inc.(a)	14,500	499,380
Microsoft Corp.	359,889	9,357,114
MicroStrategy, Inc., Class A(a)	1,100	178,948
Nintendo Co., Ltd.(c)	2,500	469,471
Renaissance Learning, Inc.(b)	12,800	160,512
TeleNav, Inc.(a)(b)	33,200	588,636
Totvs SA(c)	8,430	153,027
VASCO Data Security International, Inc.(a)(b)	15,800	196,710

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (cont.)

VirnetX Holding Corp.(a)	2,700	$78,138

Total		14,574,980

TOTAL INFORMATION TECHNOLOGY		91,381,976

MATERIALS 3.7%

Chemicals 1.9%

Aeci Ltd.(c)	8,090	100,979
Air Products & Chemicals, Inc.	6,541	625,189
Asian Paints Ltd.(c)	2,093	149,379
BASF SE(c)	24,782	2,428,304
Capro Corp.(c)	3,220	97,995
CF Industries Holdings, Inc.	16,700	2,365,889
Cheil Industries, Inc.(c)	2,010	241,064
China Lumena New Materials Corp.(b)(c)	230,000	92,993
Clariant AG(a)(c)	61,682	1,178,983
Dongyue Group(c)	42,000	46,312
Eastman Chemical Co.	51,401	5,246,500
Ferro Corp.(a)(b)	28,900	388,416
Formosa Plastics Corp.(c)	24,340	87,962
Georgia Gulf Corp.(a)	3,700	89,318
Hawkins, Inc.(b)	6,200	224,564
Hitachi Chemical Co., Ltd.(c)	34,800	690,406
Innophos Holdings, Inc.	9,045	441,396
LG Chem Ltd.(c)	900	413,593
Lubrizol Corp.	3,384	454,370
Minerals Technologies, Inc.	7,700	510,433
NewMarket Corp.(b)	3,317	566,245
OCI Co., Ltd.(c)	380	144,122
OM Group, Inc.(a)	900	36,576
Petronas Chemicals Group Bhd(a)(c)	65,900	154,997
PPG Industries, Inc.	13,770	1,250,178
TPC Group, Inc.(a)	3,500	137,270
TSRC Corp.(c)	48,000	141,640
Uralkali, GDR(a)(c)(d)	2,950	132,750
Westlake Chemical Corp.	10,200	529,380

Total		18,967,203

Construction Materials —%

Anhui Conch Cement Co., Ltd., Series H (b)(c)	34,500	162,354
PT Indocement Tunggal Prakarsa Tbk(c)	148,450	295,671

Total		458,025

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Containers & Packaging —%

Boise, Inc.	4,800	$37,392
Crown Holdings, Inc.(a)	6,500	252,330

Total		289,722

Metals & Mining 1.5%

Aurubis AG(b)(c)	15,154	985,604
BHP Billiton Ltd.(c)	44,367	2,096,826
Centerra Gold, Inc.(c)	31,710	526,062
Cliffs Natural Resources, Inc.	13,571	1,254,639
Eastern Platinum Ltd.(a)(c)	511,119	423,967
First Quantum Minerals Ltd.(c)	6,721	979,944
Freeport-McMoRan Copper & Gold, Inc.	107,291	5,675,694
Gold Fields Ltd., ADR(b)(c)	8,930	130,289
Materion Corp.(a)	2,556	94,495
Mechel, ADR(b)(c)	6,800	162,452
Novolipetsk Steel OJSC, GDR(c)(d)	4,490	174,661
POSCO(c)	299	129,902
Tata Steel Ltd.(c)	12,670	173,476
Vale SA(c)	33,100	1,048,154
Walter Energy, Inc.	5,800	671,640

Total		14,527,805

Paper & Forest Products 0.3%

Buckeye Technologies, Inc.	17,000	458,660
Clearwater Paper Corp.(a)	3,737	255,163
Domtar Corp.(b)	10,400	985,088
International Paper Co.	11,700	348,894
Svenska Cellulosa AB, Series B(c)	69,350	976,351

Total		3,024,156

TOTAL MATERIALS		37,266,911

TELECOMMUNICATION SERVICES 2.0%

Diversified Telecommunication Services 1.3%

AT&T, Inc.	89,588	2,813,959
Chunghwa Telecom Co., Ltd., ADR(c)	6,690	231,139
General Communication, Inc., Class A(a)	9,800	118,286
Neutral Tandem, Inc.(a)	2,400	41,808
Tele2 AB, Class B(c)	48,986	968,072
Telecomunicacoes de Sao Paulo SA(c)	26,065	774,125
Telefonica SA(c)	19,511	477,035
Telenor ASA(c)	37,517	614,372
Verizon Communications, Inc.	193,549	7,205,829

Total		13,244,625

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONTINUED)

Wireless Telecommunication Services 0.7%

Advanced Information Service PCL, Foreign Registered Shares(c)	162,300	$550,655
America Movil SAB de CV, Series L, ADR(b)(c)	2,230	120,152
Freenet AG(c)	84,022	1,164,102
Millicom International Cellular SA, SDR(c)	930	97,041
Mobile Telesystems OJSC, ADR(c)	7,520	143,031
MTN Group Ltd.(c)	9,386	199,747
NTT DoCoMo, Inc.(c)	284	507,207
SoftBank Corp.(c)	34,000	1,287,658
Telephone & Data Systems, Inc.(b)	23,979	745,267
Total Access Communication PCL, NVDR, Foreign Registered Shares(c)	47,400	84,640
U.S.A. Mobility, Inc.(b)	35,412	540,387
United States Cellular Corp.(a)(b)	12,900	624,618
Vodafone Group PLC(c)	237,067	628,935

Total		6,693,440

TOTAL TELECOMMUNICATION SERVICES		19,938,065

UTILITIES 2.5%

Electric Utilities 1.2%

Edison International	16,600	643,250
El Paso Electric Co.	20,200	652,460
Enel SpA(c)	235,347	1,537,163
Entergy Corp.	13,615	929,632
Exelon Corp.(b)	127,003	5,440,809
Fortum OYJ(c)	41,838	1,211,607
IDACORP, Inc.	5,500	217,250
Portland General Electric Co.	25,300	639,584
Unisource Energy Corp.(b)	13,700	511,421

Total		11,783,176

Gas Utilities 0.4%

Atmos Energy Corp.(b)	30,300	1,007,475
Chesapeake Utilities Corp.(b)	11,100	444,333
Energen Corp.	13,300	751,450
ENN Energy Holdings Ltd.(c)	75,900	258,327
PT Perusahaan Gas Negara(c)	1,333,170	627,034
Southwest Gas Corp.(b)	1,100	42,471
Towngas China Co., Ltd.(c)	120,000	64,124
UGI Corp.	27,900	889,731

Total		4,084,945

Independent Power Producers & Energy Traders 0.2%

Aboitiz Power Corp.(c)	349,920	253,421
AES Corp. (The)(a)	159,087	2,026,768

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)

Independent Power Producers & Energy Traders (cont.)

Energy Development Corp.(c)	1,145,600	$174,752

Total		2,454,941

Multi-Utilities 0.7%

AGL Energy Ltd. (b)(c)	56,412	887,956
Centrica PLC(c)	162,325	842,273
NSTAR	21,600	993,168
OGE Energy Corp.	20,600	1,036,592
Public Service Enterprise Group, Inc.	99,566	3,249,834

Total		7,009,823

TOTAL UTILITIES		25,332,885

Total Common Stocks (Cost: $513,759,400)		$600,305,287

Preferred Stocks 0.3%

CONSUMER STAPLES 0.2%

Food Products 0.1%

Bunge Ltd., 4.875% (b)(c)	3,300	$331,937

Household Products 0.1%

Henkel AG & Co. KGaA(c)	18,581	1,289,868

TOTAL CONSUMER STAPLES		1,621,805

ENERGY 0.1%

Oil, Gas & Consumable Fuels 0.1%

Petroleo Brasileiro SA(c)	65,800	995,022

TOTAL ENERGY		995,022

Total Preferred Stocks (Cost: $2,294,438)		$2,616,827

Convertible Preferred Stocks 0.9%

CONSUMER DISCRETIONARY 0.1%

Auto Components —%

Goodyear Tire & Rubber Co., (The), 5.875%(b)	6,500	$360,344

Automobiles 0.1%

General Motors Co., 4.750%(b)	14,500	705,968

TOTAL CONSUMER DISCRECTIONARY		1,066,312

Issuer	Shares	Value

Convertible Preferred Stocks (continued)

CONSUMER STAPLES —%

Food Products —%

2009 Dole Food Automatic Common Exchange Security Trust, 7.000% (d)(g)	25,500	$321,938

TOTAL CONSUMER STAPLES		321,938

ENERGY 0.2%

Oil, Gas & Consumable Fuels 0.2%

Apache Corp., 6.000%	8,500	560,469
Chesapeake Energy Corp., 5.000%	5,500	532,812
Energy XXI Bermuda Ltd., 5.625%(c)	580	214,413
Whiting Petroleum Corp., 6.250%	620	166,030

Total		1,473,724

TOTAL ENERGY		1,473,724

FINANCIALS 0.4%

Capital Markets —%

UBS AG, 6.750%(c)	3,900	185,133
UBS AG, 9.375%(b)(c)	8,000	216,660

Total		401,793

Commercial Banks 0.1%

Fifth Third Bancorp, 8.500%(b)	3,700	518,000

Diversified Financial Services 0.1%

AMG Capital Trust II, 5.150%	2,800	119,000
Citigroup, Inc., 7.500%	6,010	722,101

Total		841,101

Insurance 0.1%

Hartford Financial Services Group, Inc., 7.250%(b)	10,000	256,562
MetLife, Inc., 5.000%	8,000	658,480

Total		915,042

Real Estate Investment Trusts (REITs) 0.1%

Alexandria Real Estate Equities, Inc., 7.000%(b)	20,000	510,000
Health Care REIT, Inc., 6.500%	10,200	538,050

Total		1,048,050

TOTAL FINANCIALS		3,723,986

HEALTH CARE —%

Health Care Providers & Services —%

Omnicare Captial Trust II, 4.000%	5,400	259,875

TOTAL HEALTH CARE		259,875

Issuer	Shares	Value

Convertible Preferred Stocks (continued)

INDUSTRIALS 0.1%

Airlines —%

Continental Airlines Finance Trust II, 6.000%	4,500	$168,750

Professional Services —%

Nielsen Holdings NV, 6.250%(b)(c)	3,500	217,717

Road & Rail 0.1%

2010 Swift Mandatory Common Exchange Security Trust, 6.000%(g)	28,500	377,796

TOTAL INDUSTRIALS		764,263

MATERIALS —%

Metals & Mining —%

Molycorp, Inc., 5.500%(b)	850	98,490

TOTAL MATERIALS		98,490

UTILITIES 0.1%

Electric Utilities 0.1%

Great Plains Energy, Inc., 12.000%	2,800	182,672
PPL Corp., 8.750%(b)	7,230	397,433
PPL Corp., 9.500%	7,000	392,997

Total		973,102

TOTAL UTILITIES		973,102

Total Convertible Preferred Stocks (Cost: $8,244,091)		$8,681,690

	Shares	Value

Exchange-Traded Funds 0.2%
iShares MSCI EAFE Index Fund	41,794	$2,513,491

Total Exchange-Traded Funds (Cost: $2,530,303)		$2,513,491

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) 15.6%

Aerospace & Defense 0.2%

ADS Tactical, Inc. Senior Secured(g)
04/01/18	11.000%	$395,000	$417,712

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Aerospace & Defense (continued)

Bombardier, Inc. Senior Notes(c)(g)
03/15/20	7.750%	$150,000	$168,750
Ducommun, Inc. Senior Notes(g)
07/15/18	9.750%	38,000	38,903
Huntington Ingalls Industries, Inc.(g)
03/15/18	6.875%	143,000	146,575
03/15/21	7.125%	144,000	149,040
Kratos Defense & Security Solutions, Inc.
Senior Secured
06/01/17	10.000%	205,000	216,275
Kratos Defense & Security Solutions, Inc.(g)
Senior Secured
06/01/17	10.000%	281,000	296,455
Oshkosh Corp.
03/01/20	8.500%	255,000	276,037
TransDigm, Inc.(g)
12/15/18	7.750%	130,000	136,500

Total			1,846,247

Automotive 0.2%

Allison Transmission, Inc.(b)(g)
05/15/19	7.125%	106,000	103,085
Chrysler Group LLC/Co-Issuer, Inc. Senior Secured(b)(g)
06/15/21	8.250%	300,000	294,750
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	55,000	54,588
02/15/21	6.750%	366,000	362,340
Delphi Corp.(g)
Senior Notes
05/15/19	5.875%	75,000	74,250
05/15/21	6.125%	50,000	49,750
International Automotive Components Group SL Senior Secured(c)(g)
06/01/18	9.125%	42,000	42,945
Lear Corp.
03/15/20	8.125%	719,000	778,317
Visteon Corp. Senior Notes(g)
04/15/19	6.750%	247,000	237,120

Total			1,997,145

Banking 1.0%

Banco Cruzeiro do Sul SA Senior Unsecured(c)(g)
01/20/16	8.250%	200,000	196,601
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	2,570,000	2,538,769

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Banking (continued)

Citigroup, Inc.
Senior Unsecured(b)
08/09/20	5.375%	$1,935,000	$2,019,294
Goldman Sachs Group, Inc. (The)
Senior Notes(b)
06/15/20	6.000%	2,620,000	2,819,089
Lloyds Banking Group PLC(c)(g)
11/29/49	6.267%	91,000	66,885
Morgan Stanley
Senior Unsecured
01/25/21	5.750%	2,405,000	2,433,449

Total			10,074,087

Brokerage —%

E*Trade Financial Corp.
Senior Unsecured
06/01/16	6.750%	195,000	191,100
Senior Unsecured PIK
11/30/17	12.500%	30,000	35,100
Nuveen Investments, Inc.
11/15/15	10.500%	55,000	56,238

Total			282,438

Building Materials 0.1%

Building Materials Corp. of America
Senior Notes(g)
05/01/21	6.750%	385,000	386,925
Euramax International, Inc.
Senior Secured(g)
04/01/16	9.500%	170,000	164,050
Interface, Inc.
12/01/18	7.625%	56,000	58,240
Norcraft Companies LP/Finance Corp.
Secured
12/15/15	10.500%	36,000	36,540
Nortek, Inc.(g)
04/15/21	8.500%	215,000	198,875

Total			844,630

Chemicals 0.4%

CF Industries, Inc.
05/01/18	6.875%	31,000	34,953
05/01/20	7.125%	432,000	501,120
Chemtura Corp.
09/01/18	7.875%	78,000	81,705
Dow Chemical Co. (The)
Senior Unsecured
11/15/20	4.250%	1,910,000	1,864,072
Hexion U.S. Finance Corp./Nova Scotia ULC
Secured
11/15/20	9.000%	100,000	102,500
Senior Secured

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Chemicals (continued)

02/01/18	8.875%	$530,000	$551,200
Lyondell Chemical Co.
Senior Secured(g)
11/01/17	8.000%	512,000	572,160
MacDermid, Inc.
Senior Subordinated Notes(g)
04/15/17	9.500%	125,000	130,313
Nalco Co.(g)
01/15/19	6.625%	305,000	312,625
Polypore International, Inc.
11/15/17	7.500%	185,000	195,637

Total			4,346,285

Construction Machinery 0.2%

Case New Holland, Inc.
Senior Notes(g)
12/01/17	7.875%	545,000	600,862
Columbus McKinnon Corp.
02/01/19	7.875%	69,000	70,035
Manitowoc Co., Inc. (The)(b)
02/15/18	9.500%	250,000	272,500
Neff Rental LLC/Finance Corp.
Secured(g)
05/15/16	9.625%	217,000	206,150
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	105,000	104,475
United Rentals North America, Inc.
12/15/19	9.250%	290,000	317,550
09/15/20	8.375%	252,000	255,150
Xerium Technologies, Inc.(g)
06/15/18	8.875%	125,000	125,000

Total			1,951,722

Consumer Cyclical Services 0.1%

Garda World Security Corp.
Senior Unsecured(c)(g)
03/15/17	9.750%	252,000	270,900
West Corp.(b)(g)
01/15/19	7.875%	146,000	142,350
West Corp.(g)
10/01/18	8.625%	115,000	116,150

Total			529,400

Consumer Products 0.1%

Central Garden and Pet Co.
03/01/18	8.250%	245,000	252,962
NBTY, Inc.(g)
10/01/18	9.000%	10,000	10,550
Sealy Mattress Co.(b)
06/15/14	8.250%	111,000	111,278

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Consumer Products (continued)

Spectrum Brands Holdings, Inc.
Senior Secured(g)
06/15/18	9.500%	$362,000	$401,820
Visant Corp.
10/01/17	10.000%	114,000	117,990

Total			894,600

Diversified Manufacturing 0.1%

Amsted Industries, Inc.
Senior Notes(g)
03/15/18	8.125%	225,000	237,375
CPM Holdings, Inc.
Senior Secured
09/01/14	10.625%	224,000	243,040
Tomkins LLC/Inc.
Secured(g)
10/01/18	9.000%	190,000	205,200
WireCo WorldGroup
Senior Unsecured(g)
05/15/17	9.750%	340,000	358,700

Total			1,044,315

Electric 2.6%

AES Corp. (The)
Senior Notes(b)(g)
07/01/21	7.375%	188,000	190,820
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	2,000,000	2,075,000
Calpine Corp.
Senior Secured(g)
02/15/21	7.500%	300,000	306,750
CenterPoint Energy Houston Electric LLC
03/01/14	7.000%	1,895,000	2,166,996
DTE Energy Co.
Senior Unsecured
05/15/14	7.625%	1,300,000	1,500,552
Dominion Resources, Inc.
Senior Unsecured
06/15/18	6.400%	1,301,000	1,509,274
08/01/33	5.250%	2,095,000	2,306,585
Duke Energy Corp.
Senior Unsecured
09/15/14	3.950%	2,040,000	2,169,518
Duke Energy Ohio, Inc.
1st Mortgage
04/01/19	5.450%	850,000	953,601
Edison Mission Energy
Senior Unsecured
05/15/17	7.000%	250,000	202,500

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Electric (continued)

Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12/01/20	10.000%	$166,000	$177,032
GenOn Energy, Inc.
Senior Unsecured(b)
10/15/18	9.500%	129,000	134,160
Indiana Michigan Power Co.
Senior Unsecured
03/15/37	6.050%	793,000	833,544
NRG Energy, Inc.
01/15/17	7.375%	770,000	806,575
Nevada Power Co.
05/15/18	6.500%	2,710,000	3,162,567
Oncor Electric Delivery Co. LLC
Senior Secured
01/15/15	6.375%	1,190,000	1,353,839
09/30/40	5.250%	285,000	272,718
Pacific Gas & Electric Co.
Senior Unsecured
10/01/20	3.500%	265,000	251,923
Progress Energy, Inc.
Senior Unsecured
12/01/19	4.875%	245,000	260,018
Progress Energy, Inc.(b)
Senior Unsecured
01/15/21	4.400%	1,560,000	1,580,830
Tampa Electric Co.
Senior Unsecured
05/15/18	6.100%	1,692,000	1,942,739
Texas Competitive Electric Holdings Co. LLC/Finance, Inc.
Senior Secured(g)
10/01/20	11.500%	76,000	74,860
Toledo Edison Co. (The)
Senior Secured
05/15/37	6.150%	550,000	579,455
TransAlta Corp.
Senior Unsecured(c)
01/15/15	4.750%	1,000,000	1,072,782

Total			25,884,638

Entertainment 0.1%

AMC Entertainment, Inc.
06/01/19	8.750%	105,000	110,775
AMC Entertainment, Inc.(g)
12/01/20	9.750%	170,000	173,825
Cinemark U.S.A., Inc.
Senior Subordinated Notes(g)
06/15/21	7.375%	36,000	35,730
National CineMedia LLC
Senior Notes(g)(i)
07/15/21	7.875%	141,000	143,291

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)
Entertainment (continued)
Regal Cinemas Corp.
07/15/19	8.625%	$165,000	$173,250
Speedway Motorsports, Inc.
02/01/19	6.750%	207,000	206,483
Vail Resorts, Inc.(g)
05/01/19	6.500%	44,000	44,220

Total			887,574

Food and Beverage 0.6%

ARAMARK Holdings Corp.
Senior Notes PIK(b)(g)
05/01/16	8.625%	139,000	141,433
Cott Beverages, Inc.
09/01/18	8.125%	54,000	56,565
Darling International, Inc.(g)
12/15/18	8.500%	40,000	43,200
Dean Foods Co.
Senior Notes(b)(g)
12/15/18	9.750%	91,000	96,688
Kraft Foods, Inc.
Senior Unsecured
02/01/18	6.125%	2,470,000	2,841,574
MHP SA(b)(c)(g)
04/29/15	10.250%	200,000	218,693
SABMiller PLC
Senior Unsecured(c)(g)
07/15/18	6.500%	1,900,000	2,197,447

Total			5,595,600

Gaming 0.1%

Boyd Gaming Corp.
Senior Notes(b)(g)
12/01/18	9.125%	184,000	188,600
Caesars Entertainment Operating Co., Inc.
Senior Secured
06/01/17	11.250%	96,000	105,960
Caesars Entertainment Operating Co., Inc.(b)
Secured
12/15/18	10.000%	310,000	279,775
MGM Resorts International
Senior Secured
03/15/20	9.000%	105,000	114,975
Senior Unsecured
03/01/18	11.375%	126,000	141,435
Penn National Gaming, Inc.
Senior Subordinated Notes
08/15/19	8.750%	51,000	55,463
Seneca Gaming Corp.(g)
12/01/18	8.250%	165,000	170,362
Tunica-Biloxi Gaming Authority
Senior Unsecured(g)
11/15/15	9.000%	82,000	81,795

Total			1,138,365

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Gas Distributors —%

Energy Transfer Equity LP
Senior Secured
10/15/20	7.500%	$200,000	$213,000

Gas Pipelines 1.2%

Colorado Interstate Gas Co.
Senior Unsecured
11/15/15	6.800%	782,000	910,616
El Paso Corp.
Senior Unsecured
06/01/18	7.250%	10,000	11,375
09/15/20	6.500%	361,000	395,295
Enterprise Products Operating LLC
02/01/16	3.200%	420,000	426,647
Nisource Finance Corp.
09/15/20	5.450%	885,000	932,124
Northwest Pipeline GP
Senior Unsecured
04/15/17	5.950%	1,375,000	1,591,177
Plains All American Pipeline LP/Finance Corp.
02/01/21	5.000%	2,065,000	2,099,793
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	332,000	342,790
07/15/21	6.500%	251,000	254,138
Southern Natural Gas Co.
Senior Unsecured(g)
04/01/17	5.900%	2,335,000	2,654,082
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	50,000	50,250
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%	1,750,000	2,028,217

Total			11,696,504

Health Care 0.4%

AMGH Merger Sub, Inc.
Senior Secured(g)
11/01/18	9.250%	124,000	130,510
American Renal Associates Holdings, Inc.
Senior Unsecured PIK(g)
03/01/16	9.750%	45,000	46,238
American Renal Holdings Co., Inc.
Senior Secured
05/15/18	8.375%	190,000	193,562

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Health Care (continued)

CDRT Merger Sub, Inc.(b)(g)
06/01/19	8.125%	$64,000	$64,000
CHS/Community Health Systems, Inc.(b)
07/15/15	8.875%	98,000	100,940
Cardinal Health, Inc.
Senior Unsecured
12/15/20	4.625%	875,000	888,162
ConvaTec Healthcare E SA
Senior Unsecured(c)(g)
12/15/18	10.500%	249,000	257,715
HCA, Inc.
Senior Secured
02/15/20	7.875%	240,000	260,400
09/15/20	7.250%	363,000	389,771
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	274,000	282,905
Healthsouth Corp.
02/15/20	8.125%	270,000	290,250
09/15/22	7.750%	30,000	31,613
InVentiv Health, Inc.(g)
08/15/18	10.000%	223,000	219,655
LifePoint Hospitals, Inc.
10/01/20	6.625%	159,000	163,770
Multiplan, Inc.(g)
09/01/18	9.875%	228,000	242,250
Radnet Management, Inc.
04/01/18	10.375%	40,000	40,900
STHI Holding Corp.
Secured(g)
03/15/18	8.000%	63,000	63,945
Tenet Healthcare Corp.
Senior Unsecured
08/01/20	8.000%	47,000	47,764
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	175,000	180,687
Vanguard Health Holding Co. II LLC/Inc.(b)
02/01/19	7.750%	102,000	103,275
WP Rocket Merger Sub, Inc.
Senior Unsecured(g)
07/15/19	10.125%	111,000	112,110

Total			4,110,422

Healthcare Insurance 0.1%

CIGNA Corp.
Senior Unsecured
03/15/41	5.875%	710,000	706,557
Unitedhealth Group, Inc.
Senior Unsecured
10/15/40	5.700%	845,000	835,894

Total			1,542,451

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Home Construction —%

K Hovnanian Enterprises, Inc.
Senior Secured(b)
10/15/16	10.625%	$125,000	$124,688
Shea Homes LP/Funding Corp.
Senior Secured(g)
05/15/19	8.625%	205,000	201,925

Total			326,613

Independent Energy 1.0%

Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	1,100,000	1,238,146
09/15/17	6.375%	325,000	372,179
Brigham Exploration Co.
10/01/18	8.750%	120,000	130,800
Brigham Exploration Co.(b)(g)
06/01/19	6.875%	40,000	39,700
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	334,000	344,020
Chaparral Energy, Inc.
10/01/20	9.875%	81,000	87,480
09/01/21	8.250%	208,000	209,560
Chesapeake Energy Corp.
08/15/20	6.625%	700,000	735,000
Comstock Resources, Inc.
10/15/17	8.375%	175,000	182,000
04/01/19	7.750%	56,000	56,420
Concho Resources, Inc.
10/01/17	8.625%	107,000	116,630
01/15/21	7.000%	163,000	168,705
01/15/22	6.500%	108,000	108,270
Continental Resources, Inc.
04/01/21	7.125%	317,000	334,435
EXCO Resources, Inc.
09/15/18	7.500%	381,000	370,523
Goodrich Petroleum Corp.(g)
03/15/19	8.875%	140,000	140,000
Hilcorp Energy I LP/Finance Co.
Senior Notes(g)
04/15/21	7.625%	398,000	415,910
Laredo Petroleum, Inc.
Senior Notes(g)
02/15/19	9.500%	287,000	302,785
Linn Energy LLC/Finance Corp.(g)
05/15/19	6.500%	246,000	243,540
MEG Energy Corp.(c)(g)
03/15/21	6.500%	185,000	185,925
Nexen, Inc.
Senior Unsecured(c)
07/30/19	6.200%	825,000	926,799

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Independent Energy (continued)

Oasis Petroleum, Inc.
Senior Unsecured(g)
02/01/19	7.250%	$107,000	$104,860
Petrohawk Energy Corp.
08/15/18	7.250%	256,000	262,720
Petrohawk Energy Corp.(g)
06/01/19	6.250%	480,000	469,200
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	180,000	189,900
Range Resources Corp.
05/15/19	8.000%	265,000	287,525
Venoco, Inc.
02/15/19	8.875%	219,000	219,000
Woodside Finance Ltd.(c)(g)
11/10/14	4.500%	1,950,000	2,091,006

Total			10,333,038

Integrated Energy 0.3%

Lukoil International Finance BV(c)(g)
11/09/20	6.125%	450,000	461,852
Marathon Petroleum Corp.(g)
03/01/41	6.500%	735,000	759,646
Suncor Energy, Inc.
Senior Unsecured(c)
06/01/18	6.100%	1,370,000	1,558,082

Total			2,779,580

Life Insurance 0.2%

ING Groep NV(c)(j)
12/29/49	5.775%	601,000	552,920
Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	1,579,000	1,772,148

Total			2,325,068

Media Cable 0.8%

CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	220,000	226,600
04/30/20	8.125%	377,000	409,045
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	114,000	128,535
Cablevision Systems Corp.
Senior Unsecured
09/15/17	8.625%	246,000	266,603
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured(g)
11/15/17	8.625%	170,000	176,800
Comcast Corp.
02/15/18	5.875%	2,000,000	2,243,154

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Media Cable (continued)

DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	$1,545,000	$1,600,215
DISH DBS Corp.
02/01/16	7.125%	215,000	226,825
09/01/19	7.875%	184,000	198,490
DISH DBS Corp.(g)
06/01/21	6.750%	96,000	98,400
Insight Communications Co., Inc.
Senior Notes(g)
07/15/18	9.375%	120,000	131,700
Time Warner Cable, Inc.
05/01/17	5.850%	1,585,000	1,782,417
07/01/18	6.750%	735,000	852,374

Total			8,341,158

Media Non-Cable 0.8%

AMC Networks, Inc.(b)(g)
07/15/21	7.750%	195,000	203,775
Clear Channel Communications, Inc.(g)
03/01/21	9.000%	298,000	285,335
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	330,000	359,700
Cumulus Media, Inc.(b)(g)
05/01/19	7.750%	155,000	149,575
EH Holding Corp.(g)
Senior Secured
06/15/19	6.500%	119,000	121,083
Senior Unsecured
06/15/21	7.625%	170,000	173,400
Entravision Communications Corp.
Senior Secured
08/01/17	8.750%	150,000	155,250
Intelsat Jackson Holdings SA(c)(g)
04/01/19	7.250%	55,000	54,588
10/15/20	7.250%	304,000	301,720
04/01/21	7.500%	55,000	54,656
Intelsat Luxembourg SA(c)
PIK
02/04/17	11.500%	138,000	148,350
Intelsat Luxembourg SA(c)(g)
PIK
02/04/17	11.500%	137,000	147,275
News America, Inc.(g)
02/15/41	6.150%	1,200,000	1,188,763
Nielsen Finance LLC/Co.(g)
10/15/18	7.750%	323,000	339,150
RR Donnelley & Sons Co.
Senior Unsecured(b)
05/15/18	7.250%	95,000	95,000
Reed Elsevier Capital, Inc.
01/15/14	7.750%	890,000	1,020,378

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Media Non-Cable (continued)

Salem Communications Corp.
Secured
12/15/16	9.625%	$174,000	$183,352
Sinclair Television Group, Inc.
Secured(g)
11/01/17	9.250%	285,000	312,075
TCM Sub LLC(g)
01/15/15	3.550%	1,525,000	1,598,867
Univision Communications, Inc.(g)
05/15/21	8.500%	385,000	376,337
Senior Secured
11/01/20	7.875%	200,000	205,000
XM Satellite Radio, Inc.(g)
11/01/18	7.625%	193,000	201,685

Total			7,675,314

Metals 0.4%

Alpha Natural Resources, Inc.
06/01/19	6.000%	103,000	103,386
06/01/21	6.250%	103,000	103,257
ArcelorMittal
Senior Unsecured(b)(c)
03/01/21	5.500%	1,470,000	1,472,295
Arch Coal, Inc.(g)
06/15/19	7.000%	275,000	276,375
06/15/21	7.250%	183,000	183,915
Calcipar SA
Senior Secured(c)(g)
05/01/18	6.875%	75,000	75,188
Consol Energy, Inc.
04/01/20	8.250%	410,000	446,900
FMG Resources August 2006 Proprietary Ltd.(c)(g)
11/01/15	7.000%	298,000	303,870
02/01/16	6.375%	113,000	112,717
02/01/18	6.875%	190,000	192,850
JMC Steel Group
Senior Notes(g)
03/15/18	8.250%	119,000	120,785
Novelis, Inc.(c)
12/15/17	8.375%	45,000	48,038
12/15/20	8.750%	210,000	226,800
Rain CII Carbon LLC/Corp.
Senior Secured(g)
12/01/18	8.000%	220,000	234,850
United States Steel Corp.
Senior Unsecured
02/01/18	7.000%	122,000	123,220

Total			4,024,446

Non-Captive Consumer 0.1%

SLM Corp.
Senior Notes
01/25/16	6.250%	176,000	182,600
Senior Unsecured
03/25/20	8.000%	240,000	257,713

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Non-Captive Consumer (continued)

Springleaf Finance Corp.
Senior Unsecured
09/15/17	6.500%	$190,000	$170,287
12/15/17	6.900%	312,000	286,260

Total			896,860

Non-Captive Diversified 0.8%

Ally Financial, Inc.
12/01/14	6.750%	1,000,000	1,032,500
03/15/20	8.000%	70,000	74,375
09/15/20	7.500%	145,000	151,525
CIT Group, Inc.(b)(g)
Secured
04/01/18	6.625%	200,000	209,000
CIT Group, Inc.(g)
Secured
05/02/17	7.000%	780,000	778,050
Ford Motor Credit Co. LLC
Senior Unsecured
05/15/18	5.000%	226,000	225,227
01/15/20	8.125%	170,000	196,930
02/01/21	5.750%	420,000	419,483
General Electric Capital Corp. Senior Unsecured
01/07/21	4.625%	3,685,000	3,706,690
International Lease Finance Corp.
Senior Unsecured
03/15/17	8.750%	130,000	142,188
09/01/17	8.875%	280,000	307,300
05/15/19	6.250%	138,000	134,835
International Lease Finance Corp.(b)
Senior Unsecured
12/15/20	8.250%	170,000	183,600

Total			7,561,703

Oil Field Services 0.2%

Novatek Finance Ltd.(b)(c)(g)
02/03/21	6.604%	200,000	206,367
Offshore Group Investments Ltd.(c)
Senior Secured
08/01/15	11.500%	340,000	369,750
Offshore Group Investments Ltd.(c)(g)
Senior Secured
08/01/15	11.500%	85,000	91,336
Oil States International, Inc.(g)
06/01/19	6.500%	251,000	252,255
Trinidad Drilling Ltd.
Senior Unsecured(c)(g)
01/15/19	7.875%	122,000	126,754
Weatherford International Ltd.(b)(c)
09/15/40	6.750%	560,000	594,978

Total			1,641,440

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Other Industry —%

Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	$52,000	$50,570
Interline Brands, Inc.
11/15/18	7.000%	94,000	95,175

Total			145,745

Packaging 0.1%

Ardagh Packaging Finance PLC(c)(g)
10/15/20	9.125%	5,000	5,262
Senior Secured
10/15/17	7.375%	270,000	278,100
Graham Packaging Co. LP/GPC Capital Corp. I
10/01/18	8.250%	18,000	20,025
Greif, Inc.
Senior Unsecured
02/01/17	6.750%	82,000	85,280
08/01/19	7.750%	260,000	280,800
Reynolds Group Issuer, Inc./LLC(g)
02/15/21	8.250%	212,000	198,220
Senior Secured
04/15/19	7.125%	438,000	434,715

Total			1,302,402

Paper 0.1%

Cascades, Inc.(c)
12/15/17	7.750%	343,000	357,578
Graphic Packaging International, Inc.
10/01/18	7.875%	534,000	568,710
Verso Paper Holdings LLC/Inc.
Secured(b)(g)
02/01/19	8.750%	261,000	232,290

Total			1,158,578

Pharmaceuticals 0.1%

Endo Pharmaceuticals Holdings, Inc.(g)
07/15/19	7.000%	27,000	27,675
01/15/22	7.250%	119,000	120,785
Grifols, Inc.
Senior Secured(g)
02/01/18	8.250%	233,000	238,242
Mylan, Inc.(g)
11/15/18	6.000%	190,000	193,087
Valeant Pharmaceuticals International(b)(c)(g)
10/01/17	6.750%	50,000	49,000
Valeant Pharmaceuticals International(c)(g)
10/01/20	7.000%	41,000	39,668
Warner Chilcott Co./Finance LLC(g)
09/15/18	7.750%	113,000	113,989

Total			782,446

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Railroads 0.4%

CSX Corp.
Senior Unsecured
03/15/18	6.250%	$2,090,000	$2,411,509
Canadian Pacific Railway Co.
Senior Unsecured(c)
05/15/18	6.500%	1,000,000	1,159,777

Total			3,571,286

Refining —%

United Refining Co.
Senior Secured
02/28/18	10.500%	227,000	227,000

Restaurants 0.2%

Yum! Brands, Inc.
Senior Unsecured
03/15/18	6.250%	1,550,000	1,777,940

Retailers 0.4%

Asbury Automotive Group, Inc.
Subordinated Notes(g)
11/15/20	8.375%	25,000	25,438
Best Buy Co., Inc.
Senior Unsecured
03/15/21	5.500%	515,000	507,060
CVS Caremark Corp.
Senior Unsecured
06/01/17	5.750%	1,875,000	2,105,955
Home Depot, Inc.
Senior Unsecured
04/01/41	5.950%	705,000	726,027
Ltd Brands, Inc.
04/01/21	6.625%	105,000	107,362
QVC, Inc.
Senior Secured(g)
10/15/20	7.375%	160,000	168,800
Rite Aid Corp.(b)
06/15/17	9.500%	65,000	59,313
Senior Secured
08/15/20	8.000%	155,000	167,012
Toys R Us Property Co. II LLC
Senior Secured
12/01/17	8.500%	225,000	235,125
Toys R Us, Inc.
Senior Unsecured
10/15/18	7.375%	121,000	117,521

Total			4,219,613

	Coupon		Principal
Issuer	Rate		Amount	Value

Corporate Bonds & Notes(h) (continued)

Supranational 0.1%

European Investment Bank(c)
Senior Unsecured
06/20/17	1.400%	JPY	42,100,000	$544,113
01/18/27	2.150%	JPY	2,500,000	32,967

Total				577,080

Technology 0.3%

Amkor Technology, Inc.(b)
Senior Unsecured
05/01/18	7.375%		$266,000	270,322
Amkor Technology, Inc.(b)(g)
Senior Unsecured
06/01/21	6.625%		138,000	133,860
CDW LLC/Finance Corp(g)
04/01/19	8.500%		225,000	221,062
Cardtronics, Inc.
09/01/18	8.250%		220,000	235,400
CommScope, Inc.(b)(g)
01/15/19	8.250%		59,000	60,770
First Data Corp.
09/24/15	9.875%		131,000	134,603
First Data Corp.(b)(g)
Senior Secured
06/15/19	7.375%		136,000	137,020
First Data Corp.(g)
01/15/21	12.625%		354,000	378,780
Senior Secured
08/15/20	8.875%		155,000	165,463
Freescale Semiconductor, Inc.
Senior Secured(c)(g)
04/15/18	9.250%		150,000	161,625
Interactive Data Corp.(g)
08/01/18	10.250%		280,000	304,500
NXP BV/Funding LLC
Senior Secured(c)(g)
08/01/18	9.750%		290,000	324,800
SunGard Data Systems, Inc.
11/15/18	7.375%		229,000	229,000
iGate Corp.(g)
05/01/16	9.000%		190,000	190,950

Total				2,948,155

Transportation Services 0.1%

Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%		161,000	163,013
ERAC U.S.A. Finance LLC(g)
10/15/37	7.000%		590,000	649,193
Hertz Corp. (The)(g)
04/15/19	6.750%		160,000	158,400
01/15/21	7.375%		325,000	329,062

Total				1,299,668

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Wireless 0.6%

Clearwire Communications LLC/Finance, Inc.(b)(g)
Secured
12/01/17	12.000%	$61,000	$63,898
Clearwire Communications LLC/Finance, Inc.(g)
Senior Secured
12/01/15	12.000%	94,000	101,050
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	490,000	519,400
Cricket Communications, Inc.(g)
Senior Notes
10/15/20	7.750%	105,000	102,637
Goodman Networks, Inc.
Senior Secured(g)
07/01/18	12.125%	119,000	117,810
MetroPCS Wireless, Inc.
09/01/18	7.875%	220,000	232,650
11/15/20	6.625%	140,000	138,600
NII Capital Corp.
04/01/21	7.625%	136,000	142,120
Rogers Communications, Inc.(c)
08/15/18	6.800%	570,000	673,355
SBA Telecommunications, Inc.
08/15/16	8.000%	275,000	292,531
08/15/19	8.250%	75,000	80,250
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	551,000	605,411
United States Cellular Corp.
Senior Unsecured
12/15/33	6.700%	1,300,000	1,294,106
Vodafone Group PLC
Senior Unsecured(c)
01/30/15	5.375%	1,380,000	1,534,153
Wind Acquisition Finance SA(c)(g)
Secured
07/15/17	11.750%	300,000	339,750
Senior Secured
02/15/18	7.250%	220,000	229,900

Total			6,467,621

Wirelines 1.1%

AT&T, Inc.
Senior Unsecured
02/15/39	6.550%	2,240,000	2,456,899
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	380,000	375,656
Cincinnati Bell, Inc.
10/15/17	8.250%	109,000	109,545
10/15/20	8.375%	180,000	179,550
Embarq Corp.
Senior Unsecured
06/01/36	7.995%	1,500,000	1,536,918

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes(h) (continued)

Wirelines (continued)

Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%	$354,000	$385,860
Integra Telecom Holdings, Inc.
Senior Secured(g)
04/15/16	10.750%	65,000	65,813
Level 3 Communications, Inc.
Senior Unsecured(b)(g)
02/01/19	11.875%	145,000	156,419
Level 3 Escrow, Inc.
Senior Unsecured(b)(g)
07/01/19	8.125%	153,000	153,765
Level 3 Financing, Inc.
02/15/17	8.750%	194,000	197,880
Level 3 Financing, Inc.(g)
04/01/19	9.375%	100,000	104,250
PAETEC Holding Corp.
Senior Secured
06/30/17	8.875%	40,000	42,000
PAETEC Holding Corp.(b)(g)
12/01/18	9.875%	245,000	253,881
Telecom Italia Capital SA(c)
07/18/36	7.200%	625,000	589,261
Telefonica Emisiones SAU(c)
01/15/15	4.949%	1,580,000	1,681,341
tw telecom holdings, inc.
03/01/18	8.000%	160,000	170,600
Verizon New York, Inc.
Senior Unsecured
04/01/32	7.375%	1,545,000	1,777,021
Windstream Corp.
Senior Notes
04/01/23	7.500%	334,000	334,000

Total			10,570,659

Total Corporate Bonds & Notes (Cost: $154,501,991)			$155,832,836

Convertible Bonds 2.4%

Aerospace & Defense —%

Alliant Techsystems, Inc.(b)
08/15/24	3.000%	$320,000	$355,600

Automotive 0.1%

Ford Motor Co.
Senior Unsecured
11/15/16	4.250%	100,000	171,420
Navistar International Corp.
Senior Subordinated Notes
10/15/14	3.000%	270,000	353,362

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds (continued)

Automotive (continued)

TRW Automotive, Inc.(g)
12/01/15	3.500%	$170,000	$359,125

Total			883,907

Brokerage —%

Knight Capital Group, Inc.
Senior Subordinated Notes
03/15/15	3.500%	400,000	373,780

Building Materials —%

Cemex SAB de CV(c)(g)
Subordinated Notes
03/15/16	3.250%	180,000	177,768
03/15/18	3.750%	180,000	178,668

Total			356,436

Chemicals —%

ShengdaTech, Inc.
Senior Notes(d)(g)(k)
12/15/15	6.500%	180,000	27,276

Diversified Manufacturing —%

Ingersoll-Rand Global Holding Co., Ltd.(c)
04/15/12	4.500%	70,000	178,413

Entertainment —%

Take-Two Interactive Software, Inc.
Senior Notes
06/01/14	4.375%	160,000	252,200

Environmental —%

Covanta Holding Corp.
Senior Unsecured
06/01/14	3.250%	260,000	295,425

Gaming 0.1%

MGM Resorts International
04/15/15	4.250%	510,000	552,075

Health Care 0.3%

Alere, Inc.
Senior Subordinated Notes
05/15/16	3.000%	370,000	402,837
Gilead Sciences, Inc.
Senior Notes(b)(g)
05/01/16	1.625%	800,000	926,080

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds (continued)

Health Care (continued)

Insulet Corp.
Senior Unsecured
06/15/16	3.750%	$190,000	$204,556
Integra LifeSciences Holdings Corp.
Senior Unsecured(g)
12/15/16	1.625%	170,000	170,561
NuVasive, Inc.
Senior Unsecured
07/01/17	2.750%	350,000	353,339
Omnicare, Inc.
Senior Subordinated Notes
12/15/25	3.750%	170,000	226,738
Volcano Corp.
Senior Unsecured
09/01/15	2.875%	180,000	232,092
WebMD Health Corp.
Senior Unsecured(g)
03/31/16	2.250%	270,000	258,525

Total			2,774,728

Home Construction —%

Lennar Corp.
Senior Notes(g)
12/15/20	2.750%	270,000	288,900

Independent Energy 0.1%

Chesapeake Energy Corp.
11/15/35	2.750%	170,000	188,062
Newpark Resources, Inc.
Senior Unsecured
10/01/17	4.000%	200,000	234,150
SM Energy Co.
Senior Unsecured (b)
04/01/27	3.500%	140,000	197,400

Total			619,612

Lodging —%

Home Inns & Hotels Management, Inc.
Senior Notes(c)(g)
12/15/15	2.000%	240,000	235,286

Media Cable —%

TiVo Inc.
Senior Unsecured(g)
03/15/16	4.000%	150,000	179,063

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds (continued)

Media Non-Cable 0.1%

Interpublic Group of Companies, Inc. (The)
Senior Unsecured(b)
03/15/23	4.250%	$350,000	$400,312
Liberty Media LLC
Senior Unsecured
03/15/31	3.250%	400,000	343,000

Total			743,312

Metals 0.1%

Jaguar Mining, Inc.
Senior Unsecured(c)(g)
03/31/16	5.500%	170,000	160,437
James River Coal Co.
Senior Unsecured(g)
12/01/15	4.500%	300,000	337,875
Molycorp, Inc.
Senior Unsecured(g)
06/15/16	3.250%	120,000	140,748
Steel Dynamics, Inc.(b)
06/15/14	5.125%	320,000	381,600

Total			1,020,660

Non-Captive Consumer 0.1%

Dollar Financial Corp.
Senior Unsecured
04/01/28	3.000%	440,000	561,550

Oil Field Services 0.1%

Hornbeck Offshore Services, Inc.(j)
11/15/26	1.625%	460,000	438,150

Other Financial Institutions 0.1%

Affiliated Managers Group, Inc.
Senior Unsecured(b)
08/15/38	3.950%	220,000	244,200
Ares Capital Corp.
Senior Unsecured(g)
06/01/16	5.125%	350,000	353,937
Radian Group, Inc.
Senior Unsecured
11/15/17	3.000%	270,000	193,388

Total			791,525

Other Industry 0.1%

Altra Holdings, Inc.(g)
03/01/31	2.750%	175,000	189,551
Central European Distribution Corp.
Senior Unsecured(b)
03/15/13	3.000%	320,000	262,400

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds (continued)

Other Industry (continued)

General Cable Corp.
11/15/13	0.875%	$300,000	$324,000
General Cable Corp.(j)
Subordinated Notes
11/15/29	4.500%	100,000	137,625
WESCO International, Inc.
09/15/29	6.000%	80,000	166,400

Total			1,079,976

Pharmaceuticals 0.2%

Akorn, Inc.
Senior Notes(g)
06/01/16	3.500%	170,000	182,325
Cubist Pharmaceuticals, Inc.
Senior Unsecured
11/01/17	2.500%	240,000	332,280
Dendreon Corp.
Senior Unsecured(b)
01/15/16	2.875%	470,000	517,122
Human Genome Sciences, Inc.
Subordinated Notes
08/15/12	2.250%	170,000	247,350
Mylan, Inc.
09/15/15	3.750%	200,000	393,250
Salix Pharmaceuticals Ltd.
Senior Unsecured(b)
05/15/15	2.750%	190,000	218,500
Vertex Pharmaceuticals, Inc.
Senior Subordinated Notes
10/01/15	3.350%	210,000	264,338

Total			2,155,165

Property & Casualty —%

MGIC Investment Corp.
Senior Unsecured(b)
05/01/17	5.000%	250,000	222,925

Railroads —%

Greenbrier Companies, Inc.
Senior Unsecured(g)
04/01/18	3.500%	340,000	306,408

REITs 0.1%

Digital Realty Trust LP(g)
04/15/29	5.500%	260,000	394,387
Vornado Realty LP
Senior Unsecured
04/15/25	3.875%	330,000	372,488

Total			766,875

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds (continued)

Retailers —%

Charming Shoppes, Inc.
Senior Unsecured
05/01/14	1.125%	$380,000	$341,050

Technology 0.6%

Advanced Micro Devices, Inc.
Senior Unsecured
05/01/15	6.000%	420,000	425,775
CACI International, Inc.
Senior Subordinated Notes
05/01/14	2.125%	230,000	290,088
Concur Technologies, Inc.
Senior Unsecured(b)(g)
04/15/15	2.500%	320,000	368,000
DST Systems, Inc.
Senior Unsecured(j)(l)
08/15/23	0.000%	370,000	439,837
Digital River, Inc.
Senior Unsecured(g)
11/01/30	2.000%	400,000	396,577
EMC Corp.
Senior Unsecured
12/01/11	1.750%	80,000	137,100
12/01/13	1.750%	520,000	911,300
Ixia
Senior Notes(g)
12/15/15	3.000%	180,000	182,808
Lam Research Corp.
Senior Unsecured(g)
05/15/18	1.250%	200,000	198,620
Mentor Graphics Corp.(b)(g)
04/01/31	4.000%	350,000	349,227
NetApp, Inc.
Senior Unsecured
06/01/13	1.750%	200,000	340,750
Novellus Systems, Inc.
Senior Notes(g)
05/15/41	2.625%	180,000	190,800
Nuance Communications, Inc.
Senior Unsecured(b)
08/15/27	2.750%	300,000	393,000
ON Semiconductor Corp.
12/15/26	2.625%	325,000	393,656
RightNow Technologies, Inc.
Senior Unsecured(g)
11/15/30	2.500%	265,000	328,081
Rovi Corp.
Senior Unsecured
02/15/40	2.625%	230,000	313,186
Salesforce.com, Inc.
Senior Unsecured
01/15/15	0.750%	100,000	181,125

Total			5,839,930

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds (continued)

Textile —%

Iconix Brand Group, Inc.
Senior Subordinated Notes(g)
06/01/16	2.500%	$350,000	$367,745

Tobacco —%

Vector Group Ltd.
Senior Unsecured(j)
06/15/26	3.875%	243,000	282,791

Transportation Services 0.1%

DryShips, Inc.
Senior Unsecured(c)
12/01/14	5.000%	470,000	423,000

Wireless 0.1%

Equinix, Inc.
Subordinated Notes
10/15/14	3.000%	380,000	424,175
InterDigital, Inc.
Senior Unsecured(g)
03/15/16	2.500%	210,000	219,223
Leap Wireless International, Inc.
Senior Unsecured(b)
07/15/14	4.500%	230,000	217,638

Total			861,036

Wirelines 0.1%

Ciena Corp.
Senior Unsecured(g)
10/15/18	3.750%	320,000	375,376
Comtech Telecommunications Corp.
Senior Unsecured
05/01/29	3.000%	230,000	242,765
MasTec, Inc.
06/15/14	4.000%	120,000	171,150

Total			789,291

Total Convertible Bonds (Cost: $22,676,251)			$24,364,090

Residential Mortgage-Backed Securities — Agency 9.2%

Federal Home Loan Mortgage Corp.(i)(m)
07/01/26	3.500%	$500,000	$509,140
07/01/41	4.000%	1,000,000	999,062
07/01/41	6.000%	1,000,000	1,098,281
Federal Home Loan Mortgage Corp.(m)(q)
CMO IO Series 3759 Class LI
11/15/34	5.040%	1,159,706	161,394

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities — Agency 9.2% (continued)

CMO IO Series 3786 Class PI
12/15/37	2.160%	$1,054,423	$171,926
CMO IO Series 3800 Class HI
01/15/40	3.330%	1,976,664	371,074
CMO IO Series 3852 Class SW
05/15/41	18.000%	698,944	123,371
Federal Home Loan Mortgage Corp.(m)
04/01/19- 12/01/30	5.500%	1,399,732	1,526,310
06/01/19	5.000%	880,643	952,066
09/01/20	4.500%	340,041	363,126
Federal National Mortgage Association(i)(m)
07/01/26- 07/01/41	3.500%	4,000,000	3,948,750
07/01/26- 07/01/41	4.000%	6,500,000	6,645,467
05/01/38- 07/01/41	5.500%	2,946,887	3,188,519
07/01/41	4.500%	4,050,000	4,189,851
07/01/41	5.000%	3,500,000	3,718,750
07/01/41	6.000%	1,000,000	1,098,438
Federal National Mortgage Association(m)(q)
CMO IO Series 2008-7 Class SA
02/25/38	4.410%	307,013	51,692
CMO IO Series 2009-7 Class LI
02/25/39	3.520%	446,389	85,394
CMO IO Series 2010-135 Class MS
12/25/40	11.710%	349,525	59,994
CMO IO Series 2010-3 Class DI
04/25/34	22.690%	5,795,305	250,754
Federal National Mortgage Association(m)
08/01/16- 09/01/38	6.000%	2,462,421	2,720,188
06/01/17- 01/01/33	7.000%	580,965	665,487
03/01/18- 04/01/41	5.000%	8,341,834	8,920,985
07/01/19- 04/01/41	5.500%	13,042,561	14,222,290
06/01/25- 06/01/41	4.500%	11,377,082	11,882,662
08/01/32- 10/01/38	6.500%	4,508,125	5,124,224
05/01/39- 02/01/41	4.000%	5,161,393	5,178,732
Government National Mortgage Association(i)(m)
07/01/41	4.000%	2,500,000	2,546,485
07/01/41	4.500%	8,200,000	8,646,138
Government National Mortgage Association(m)(q)
CMO IO Series 2002-66 Class SA
12/16/25	22.190%	856,908	158,364
CMO IO Series 2007-17 Class CI
04/16/37	8.520%	238,695	66,505

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities — Agency (continued)

CMO IO Series 2010-116 Class IL
06/20/38	2.580%	$834,669	$153,745
CMO IO Series 2010-133 Class QI
09/16/34	12.790%	1,318,340	209,540
CMO IO Series 2010-167 Class GI
02/20/38	1.690%	732,491	122,552
Government National Mortgage Association(m)
01/15/39	5.000%	1,417,929	1,538,748

Total Residential Mortgage-Backed Securities — Agency (Cost: $90,190,266)			$91,670,004

Residential Mortgage-Backed Securities — Non-Agency 0.6%

Citigroup Mortgage Loan Trust, Inc.(g)(j)(m)
CMO Series 2010-7 Class 3A4
12/25/35	7.824%	$175,000	$171,715
Citigroup Mortgage Loan Trust, Inc.(g)(m)
CMO Series 2010-6 Class 1A1
05/25/35	4.750%	560,380	571,820
Countrywide Alternative Loan Trust
CMO Series 2005-14 Class 2A2(j)(m)
05/25/35	0.436%	479,139	195,784
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2005-R2 Class 2A1(g)(m)
06/25/35	7.000%	231,013	239,682
Wells Fargo Mortgage-Backed Securities Trust(j)(m)
CMO Series 2004-G Class A3
06/25/34	4.729%	470,000	476,331
CMO Series 2004L Class A7
07/25/34	4.763%	3,232,547	3,223,574
Wells Fargo Mortgage-Backed Securities Trust(m)
CMO Series 2003-8 Class A9
08/25/18	4.500%	509,603	525,963
CMO Series 2007-12 Class A9
09/25/37	5.500%	637,116	649,954

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $6,400,072)			$6,054,823

Commercial Mortgage-Backed Securities — Agency —%

Federal National Mortgage Association(m)
09/01/13	5.322%	$335,688	$356,254

Total Commercial Mortgage-Backed Securities — Agency (Cost: $338,981)			$356,254

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities — Non-Agency 0.7%

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class ASB(j)(m)
07/15/44	5.394%	$153,830	$163,538
Commercial Mortgage Pass-Through Certificates
Series 2004-LB3A Class A4(j)(m)
07/10/37	5.234%	252,046	261,350
GE Capital Commercial Mortgage Corp.
Series 2005-C1 Class A5(j)(m)
06/10/48	4.772%	400,000	427,702
GS Mortgage Securities Corp. II
Series 2007-GG10 Class F(j)(m)
08/10/45	5.992%	625,000	56,567
General Electric Capital Assurance Co.
Series 2003-1 Class A4(g)(j)(m)
05/12/35	5.254%	230,312	246,144
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A5(m)
06/10/36	4.883%	3,932	3,929
JP Morgan Chase Commercial Mortgage Securities Corp.(g)(m)
Series 2011-C3 Class A4
02/16/46	4.717%	1,000,000	1,010,179
JP Morgan Chase Commercial Mortgage Securities Corp.(j)(m)
Series 2006-LDP6 Class ASB
04/15/43	5.490%	524,674	557,701
JP Morgan Chase Commercial Mortgage Securities Corp.(m)
Series 2003-LN1 Class A1
10/15/37	4.134%	119,619	122,753
Series 2003-ML1A Class A1
03/12/39	3.972%	54,423	55,161
Series 2004-CBX Class A3
01/12/37	4.184%	69,789	69,746
LB-UBS Commercial Mortgage Trust(m)
Series 2004-C2 Class A3
03/15/29	3.973%	117,165	120,117
Series 2005-C1 Class A4
02/15/30	4.742%	325,000	347,877
Morgan Stanley Capital I
Series 2006-T23 Class AAB(j)(m)
08/12/41	5.976%	350,000	376,458
Morgan Stanley Reremic Trust
Series 2010-GG10 Class A4A(g)(j)(m)
08/15/45	5.992%	3,000,000	3,283,052
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class APB(m)
03/15/45	5.576%	323,877	338,353

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $7,793,817)			$7,440,627

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities — Non-Agency 0.1%

AmeriCredit Automobile Receivables Trust
Series 2007-AX Class A4 (XLCA)(j)
10/06/13	0.225%	$147,936	$147,382
HSBC Home Equity Loan Trust
Series 2007-2 Class M1(j)
07/20/36	0.496%	490,000	333,116
National Collegiate Student Loan Trust(q)
CMO IO Series 2006-2 Class AIO
08/25/11	50.000%	650,434	1,584
CMO IO Series 2006-3 Class AIO
01/25/12	20.000%	1,319,472	34,138
Sierra Receivables Funding Co. LLC
Series 2010-2A Class A(g)
11/20/25	3.840%	202,188	205,875

Total Asset-Backed Securities — Non-Agency (Cost: $717,189)			$722,095

Inflation-Indexed Bonds(h) 2.1%

U.S. Treasury Inflation-Indexed Bond
04/15/12	2.000%	$1,828,365	$1,868,622
07/15/13	1.875%	428,502	455,380
04/15/14	1.250%	451,558	479,143
01/15/15	1.625%	2,508,309	2,721,311
07/15/15	1.875%	693,612	764,981
07/15/20	1.250%	3,513,853	3,717,788
01/15/26	2.000%	3,727,274	4,073,527
01/15/29	2.500%	277,537	322,404
02/15/41	2.125%	145,804	158,448
U.S. Treasury Inflation-Indexed Bond(b)
01/15/14	2.000%	1,302,115	1,403,126
01/15/17	2.375%	2,146,394	2,449,093
01/15/21	1.125%	534,513	555,094
02/15/40	2.125%	1,362,846	1,483,366
Uruguay Government International Bond(c)
04/05/27	4.250%	UYU 9,570,209	558,500

Total Inflation-Indexed Bonds (Cost: $19,948,507)			$21,010,783

U.S. Treasury Obligations 0.6%

U.S. Treasury
07/31/12	0.625%	$500,000	$502,050
02/15/40	4.625%	413,000	430,617
02/15/41	4.750%	313,000	332,709
U.S. Treasury(b)
04/30/15	2.500%	1,000,000	1,048,750
05/31/16	1.750%	1,263,000	1,264,970
05/15/20	3.500%	500,000	521,990
08/15/20	2.625%	530,000	513,024
11/15/20	2.625%	690,000	664,556
05/15/21	3.125%	147,000	146,587
11/15/40	4.250%	286,000	279,565

	Coupon	Principal
Issuer	Rate	Amount	Value

U.S. Treasury Obligations (continued)

U.S. Treasury(b)(e)
06/30/15	1.875%	$350,000	$358,203

Total U.S. Treasury Obligations (Cost: $6,013,797)			$6,063,021

U.S. Government & Agency Obligations 0.4%

Federal National Mortgage Association
10/15/15	4.375%	$2,500,000	$2,770,402
Federal National Mortgage Association(b)
10/26/15	1.625%	900,000	896,117
Private Export Funding Corp.
U.S. Government Guaranty
09/15/17	5.450%	45,000	52,363

Total U.S. Government & Agency Obligations (Cost: $3,593,004)			$3,718,882

Foreign Government Obligations(h) 3.2%

ARGENTINA 0.2%

Argentina Bonos(c)
Senior Unsecured
09/12/13	7.000%	$130,000	$134,418
10/03/15	7.000%	345,000	340,515
04/17/17	7.000%	825,000	757,762
Provincia de Buenos Aires
Senior Unsecured(c)(g)
01/26/21	10.875%	120,000	112,998

Total			1,345,693

AUSTRALIA 0.1%

New South Wales Treasury Corp.
Local Government Guaranteed(c)
05/01/12	6.000%	AUD 200,000	216,529
Treasury Corp. of Victoria(c)
11/15/18	5.500%	AUD 500,000	535,433

Total			751,962

BRAZIL 0.2%

Banco Nacional de Desenvolvimento Economico e Social
Senior Unsecured(c)(g)
06/10/19	6.500%	400,000	448,625
Brazil Notas do Tesouro Nacional(c)
01/01/13	10.000%	BRL 170,000	1,051,776
Brazilian Government International Bond
Senior Unsecured(c)
01/15/19	5.875%	250,000	289,375
Petrobras International Finance Co.(c)
01/20/20	5.750%	310,000	330,694

Total			2,120,470

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(h) (continued)

CANADA 0.2%

Bank of Nova Scotia(c)(g)
07/26/13	1.450%		$500,000	$505,740
Canadian Government Bond(c)
06/01/18	4.250%	CAD	1,160,000	1,319,726

Total				1,825,466

COLOMBIA 0.1%

Colombia Government International Bond
Senior Unsecured(c)
09/18/37	7.375%		400,000	504,000
Ecopetrol SA
Senior Unsecured(c)
07/23/19	7.625%		260,000	311,350
Empresas Publicas de Medellin ESP
Senior Unsecured(c)(g)
02/01/21	8.375%	COP	550,000,000	324,528

Total				1,139,878

DOMINICAN REPUBLIC —%

Dominican Republic International Bond
Senior Unsecured(c)(g)
05/06/21	7.500%		300,000	312,000

EL SALVADOR —%

El Salvador Government International Bond
Senior Unsecured(c)(g)
06/15/35	7.650%		300,000	310,500

FRANCE 0.1%
France Government Bond OAT(c)
04/25/29	5.500%	EUR	500,000	858,648
10/25/15	3.000%	EUR	320,000	473,283

Total				1,331,931

GERMANY 0.3%

Bundesrepublik Deutschland(c)
01/04/18	4.000%	EUR	2,100,000	3,299,080

INDONESIA 0.2%

Indonesia Government International Bond
Senior Unsecured(c)(g)
10/12/35	8.500%		500,000	671,250
Indonesia Treasury Bond
Senior Unsecured(c)
09/15/19	11.500%	IDR	3,500,000,000	507,744
Majapahit Holding BV(c)(g)
01/20/20	7.750%		200,000	233,308
08/07/19	8.000%		200,000	236,500

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(h) (continued)

INDONESIA (CONTINUED)

Perusahaan Penerbit SBSN
Senior Unsecured(c)(g)
04/23/14	8.800%		$500,000	$581,250

Total				2,230,052

ITALY 0.1%

Buoni Poliennali Del Tes(c)
08/01/13	4.250%	EUR	150,000	222,275
08/01/21	3.750%	EUR	700,000	942,403

Total				1,164,678

JAPAN 0.2%

Japan Government 10-Year Bond
Senior Unsecured(c)
12/20/18	1.400%	JPY	80,000,000	1,041,407
Japan Government 20-Year Bond(c)
Senior Unsecured
12/20/27	2.100%	JPY	30,000,000	392,443
09/21/20	2.200%	JPY	26,000,000	356,436

Total				1,790,286

KAZAKHSTAN 0.1%

KazMunayGas National Co.(c)(g)
Senior Unsecured
05/05/20	7.000%		100,000	108,862
01/23/15	11.750%		400,000	494,000

Total				602,862

MEXICO 0.2%

Mexican Bonos(c)
12/14/17	7.750%	MXN	570,000	520,018
12/13/18	8.500%	MXN	370,000	349,686
Pemex Project Funding Master Trust(c)
06/15/35	6.625%		675,000	711,466
03/01/18	5.750%		250,000	274,127
01/21/21	5.500%		325,000	340,762

Total				2,196,059

NORWAY 0.1%

Norway Government Bond(c)
05/19/17	4.250%	NOK	2,500,000	494,405
05/15/13	6.500%	NOK	1,870,000	371,389

Total				865,794

PERU 0.1%

Peruvian Government International Bond(c)
Senior Unsecured
07/21/25	7.350%		400,000	488,600
03/14/37	6.550%		325,000	362,538

Total				851,138

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(h) (continued)

PHILIPPINES 0.2%

Philippine Government International Bond(c)
Senior Unsecured
06/17/19	8.375%		$230,000	$295,550
01/20/20	6.500%		300,000	348,375
Power Sector Assets & Liabilities Management Corp.(c)(g)
Government Guaranteed
05/27/19	7.250%		400,000	473,000
12/02/24	7.390%		300,000	352,795

Total				1,469,720

POLAND 0.1%

Poland Government Bond(c)
10/25/17	5.250%	PLN	1,800,000	650,408

RUSSIAN FEDERATION 0.2%

AK Transneft OJSC Via TransCapitalInvest Ltd.(c)(g)
08/07/18	8.700%		200,000	245,750
Gazprom OAO Via Gaz Capital SA (b)(c)(g)
Senior Unsecured
03/07/22	6.510%		600,000	636,000
Gazprom OAO Via Gaz Capital SA(c)(g)
Senior Unsecured
04/11/18	8.146%		350,000	411,687
Russian Foreign Bond — Eurobond(c)(g)
Senior Unsecured
04/29/20	5.000%		600,000	619,200
Russian Foreign Bond — Eurobond(c)(g)(j)
03/31/30	7.500%		262,960	310,293

Total				2,222,930

SOUTH AFRICA —%

South Africa Government International Bond
Senior Unsecured(c)
03/08/41	6.250%		100,000	107,900

SWEDEN 0.1%

Sweden Government Bond(c)
05/05/14	6.750%	SEK	2,600,000	460,356
08/12/17	3.750%	SEK	4,100,000	683,593

Total				1,143,949

TURKEY 0.2%

Turkey Government International Bond(c)
Senior Unsecured
06/05/20	7.000%		530,000	610,030
03/17/36	6.875%		410,000	451,000
07/14/17	7.500%		100,000	117,500
03/30/21	5.625%		250,000	261,250

Total				1,439,780

	Coupon		Principal
Issuer	Rate		Amount	Value

Foreign Government Obligations(h) (continued)

UKRAINE —%

Ukraine Government International Bond
Senior Unsecured(b)(c)(g)
02/23/21	7.950%		$245,000	$254,265

UNITED KINGDOM 0.1%

United Kingdom Gilt(c)
03/07/19	4.500%	GBP	280,000	495,659
03/07/18	5.000%	GBP	300,000	549,794

Total				1,045,453

URUGUAY —%

Uruguay Government International Bond
Senior Unsecured(c)
03/21/36	7.625%		100,000	126,000

VENEZUELA 0.1%

Petroleos de Venezuela SA(c)
04/12/17	5.250%		900,000	564,750
Venezuela Government International Bond
Senior Unsecured(c)
05/07/23	9.000%		1,005,000	726,112

Total				1,290,862

Total Foreign Government Obligations (Cost: $29,481,490)				$31,889,116

	Shares	Value

Mutual Fund —%

Kayne Anderson Energy Development Co.	5,270	$95,545

Total Mutual Fund (Cost: $98,491)		$95,545

		Exercise	Expiration
Issuer	Contracts	Price	Date	Value

Options Purchased Puts —%

U.S. Treasury Note, 10-year
	94	122.00	August 2011	$50,625

Total Options Purchased Puts (Cost: $35,094)				$50,625

	Shares	Value

Money Market Fund 7.0%
Columbia Short-Term Cash Fund, 0.166%(n)(o)	69,627,416	$69,627,416

Total Money Market Fund (Cost: $69,627,416)		$69,627,416

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 10.6%

Asset-Backed Commercial Paper 0.3%

Antalis US Funding Corp.
08/23/11	0.275%	$2,997,892	$2,997,892

Certificates of Deposit 3.2%

Commerzbank AG
07/20/11	0.220%	4,000,000	4,000,000
DZ Bank AG
07/12/11	0.200%	4,000,000	4,000,000
07/27/11	0.150%	1,000,000	1,000,000
Deutsche Bank AG
07/08/11	0.260%	4,000,000	4,000,000
Erste Bank der Oesterreichischen Sparkassen AG
07/25/11	0.240%	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
08/12/11	0.300%	5,000,000	5,000,000
KBC Bank NV
07/27/11	0.280%	4,000,000	4,000,000
Lloyds Bank PLC
10/03/11	0.260%	2,500,000	2,500,000
Societe Generale
09/23/11	0.411%	2,000,000	2,000,000
Union Bank of Switzerland
08/15/11	0.287%	3,000,000	3,000,000

Total			31,500,000

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper 0.2%

Macquarie Bank Ltd.
11/10/11	0.461%	$1,995,323	$1,995,323

Money Market Fund 3.5%

JPMorgan Prime Money Market Fund, 0.010%(n)		35,000,000	35,000,000

Other Short-Term Obligations 0.7%

Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	2,000,000	2,000,000
Natixis Financial Products LLC
07/01/11	0.370%	5,000,000	5,000,000

Total			7,000,000

Repurchase Agreements 2.7%

Citigroup Global Markets, Inc. dated 06/30/11, matures 07/01/11, repurchase price $5,000,004(p)
	0.030%	5,000,000	5,000,000
Deutsche Bank AG dated 06/24/11, matures 07/01/11, repurchase price $2,000,002(p)
	0.040%	2,000,000	2,000,000
Mizuho Securities USA, Inc. dated 06/30/11, matures 07/01/11, repurchase price $10,000,033(p)
	0.120%	10,000,000	10,000,000
RBS Securities, Inc. dated 06/30/11, matures 07/01/11, repurchase price $10,236,289(p)
	0.080%	10,236,266	10,236,266

Total			27,236,266

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $105,729,481)			$105,729,481

Total Investments (Cost: $1,043,974,079)(r)			$1,138,742,893(s)
Other Assets & Liabilities, Net			(138,659,467)

Net Assets			$1,000,083,426

Investments in Derivatives
Futures Contracts Outstanding at June 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation

S&P 500 Index	3	$986,625	Sept. 2011	$27,140	$—
U.S. Treasury Long Bond, 20-year	1	123,031	Sept. 2011	—	(775)
U.S. Treasury Note, 2-year	(2)	(438,688)	Oct. 2011	2,829	—
U.S. Treasury Note, 5-year	(44)	(5,244,594)	Oct. 2011	9,145	—
U.S. Treasury Note, 10-year	(12)	(1,467,938)	Sept. 2011	25,010	—
U.S. Treasury Ultra Bond, 30-year	2	252,500	Sept. 2011	—	(3,644)

Total				$64,124	$(4,419)

Credit Default Swap Contracts Outstanding at June 30, 2011
Sell Protection

							Periodic
							Payments
			Pay Fixed			Unamortized Premium	Receivable	Unrealized	Unrealized
Counterparty	Reference Entity	Expiration Date	Rate	Notional Amount	Market Value	(Paid) Received	(Payable)	Appreciation	Depreciation

JPMorgan Chase Bank, N.A.	CDX North America High Yield Index	June 20, 2016	4.46%	$12,000,000	$194,412	$(253,809)	$18,333	$—	$(41,063)
Forward Foreign Currency Exchange Contracts Open at June 30, 2011

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange Date	Delivered	Received	Appreciation	Depreciation

Credit Suisse First Boston	July 1, 2011	285,760	24,174	$—	$(232)
		(MXN)	(USD)

HSBC Securities (USA), Inc.	Aug. 3, 2011	9,195,000	11,032,389	93,839	—
		(CHF)	(USD)

Goldman, Sachs & Co.	Aug. 3, 2011	3,104,000	4,422,905	—	(74,608)
		(EUR)	(USD)

Barclays Bank PLC	Aug. 3, 2011	534,861,000	6,614,900	—	(29,884)
		(JPY)	(USD)

J.P. Morgan Securities, Inc	Aug. 3, 2011	4,398,143	4,230,000	121,570	—
		(USD)	(AUD)

HSBC Securities (USA), Inc.	Aug. 3, 2011	11,038,068	60,514,000	157,782	—
		(USD)	(NOK)

Barclays Bank PLC	Aug. 3, 2011	6,111,860	8,232,000	194,586	—
		(USD)	(NZD)

Total				$567,777	$(104,724)

Notes to Portfolio of Investments
(a)	Non-income producing.

(b)	At June 30, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 19.15% of net assets.

(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $894,290, representing 0.09% of net assets. Information concerning such security holdings at June 30, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost

2009 Dole Food Automatic Common Exchange Security Trust, 7.000%	09/15/10 -10/14/10	$241,842
BGP Holdings PLC	02/04/09 - 05/14/09	—
Global Ports Investments PLC	06/24/11 - 06/28/11	82,916
NovaTek OAO, GDR	06/21/11 - 06/23/11	138,442
Novolipetsk Steel OJSC, GDR	05/06/11 - 06/10/11	166,008
ShengdaTech, Inc. Senior Notes 6.500% 12/15/15	12/10/10	180,000
Uralkali, GDR	05/11/11 – 06/23/11	122,415

(e)	At June 30, 2011, investments in securities included securities valued at $215,741 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2011, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $58,402,448 or 5.84% of net assets.

(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(i)	Represents a security purchased on a when-issued or delayed delivery basis.

(j)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.

(k)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2011, the value of these securities amounted to $27,276, which represents less than 0.01% of net assets.

(l)	Zero coupon bond.

(m)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(n)	The rate shown is the seven-day current annualized yield at June 30, 2011.

(o)	Investments in affiliates during the period ended June 30, 2011:

			Sales Cost/			Dividends
	Beginning		Proceeds	Realized		or Interest
Issuer	Cost	Purchase Cost	from Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$108,413,003	$591,348,802	$(630,134,389)	$—	$69,627,416	$118,873	$69,627,416
(p)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Citigroup Global Markets, Inc. (0.030%)

Security Description	Value

Fannie Mae REMICS	$1,746,884
Fannie Mae-Aces	86,912
Freddie Mac REMICS	2,490,181
Government National Mortgage Association	776,023

Total Market Value of Collateral Securities	$5,100,000

Deutsche Bank AG (0.040%)

Security Description	Value

Fannie Mae Pool	$1,898,888
Freddie Mac Non Gold Pool	141,112

Total Market Value of Collateral Securities	$2,040,000

Mizuho Securities USA, Inc. (0.120%)

Security Description	Value

Freddie Mac REMICS	$354,526
Ginnie Mae I Pool	8,707,804
Government National Mortgage Association	1,137,670

Total Market Value of Collateral Securities	$10,200,000

RBS Securities, Inc. (0.080%)

Security Description	Value

Freddie Mac Gold Pool	$10,441,038

Total Market Value of Collateral Securities	$10,441,038

(q)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2011.
(r)	At June 30, 2011, the cost of securities for federal income tax purposes was approximately $1,043,974,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$106,147,000
Unrealized Depreciation	(11,378,000)

Net Unrealized Appreciation	$94,769,000

(s)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.
Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-voting Depository Receipt
PIK	Payment-in-Kind
SDR	Swedish Depositary Receipt
XLCA	XL Capital Assurance
Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
UYU	Uruguay Pesos
ZAR	South African Rand
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated March 31, 2011.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Equity Securities
Common Stocks
Consumer Discretionary	$55,984,746	$12,919,359	$—	$68,904,105
Consumer Staples	41,013,675	8,191,493	—	49,205,168
Energy	51,202,807	12,163,326	—	63,366,133
Financials	81,212,577	24,944,310	1	106,156,888
Health Care	57,644,662	7,732,934	—	65,377,596
Industrials	59,101,702	14,273,858	—	73,375,560
Information Technology	82,024,281	9,357,695	—	91,381,976
Materials	26,170,586	11,096,325	—	37,266,911
Telecommunication Services	13,358,602	6,579,463	—	19,938,065
Utilities	19,476,228	5,856,657	—	25,332,885
Preferred Stocks
Consumer Staples	—	1,621,805	—	1,621,805
Energy	995,022	—	—	995,022
Convertible Preferred Stocks
Consumer Discretionary	—	1,066,312	—	1,066,312
Consumer Staples	—	321,938	—	321,938
Energy	—	1,473,724	—	1,473,724
Financials	—	3,723,986	—	3,723,986
Health Care	—	259,875	—	259,875
Industrials	—	764,263	—	764,263
Materials	98,490	—	—	98,490
Utilities	182,672	790,430	—	973,102

Total Equity Securities	488,466,050	123,137,753	1	611,603,804

Bonds
Corporate Bonds & Notes	—	155,832,836	—	155,832,836
Convertible Bonds
Chemicals	—	—	27,276	27,276
All Other Industries	—	24,336,814	—	24,336,814
Residential Mortgage-Backed Securities — Agency	—	91,670,004	—	91,670,004
Residential Mortgage-Backed Securities — Non-Agency	—	6,054,823	—	6,054,823
Commercial Mortgage-Backed Securities — Agency	—	356,254	—	356,254
Commercial Mortgage-Backed Securities — Non Agency	—	7,440,627	—	7,440,627
Asset-Backed Securities — Non-Agency	—	722,095	—	722,095
Inflation-Indexed Bonds	—	21,010,783	—	21,010,783
U.S. Treasury Obligations	6,063,021	—	—	6,063,021
U.S. Government & Agency Obligations	—	3,718,882	—	3,718,882
Foreign Government Obligations	—	31,889,116	—	31,889,116

Total Bonds	6,063,021	343,032,234	27,276	349,122,531

Other
Exchange-Traded Funds	2,513,491	—	—	2,513,491
Mutual Fund	95,545	—	—	95,545
Options Purchased Puts	50,625	—	—	50,625
Affiliated Money Market Fund(c)	69,627,416	—	—	69,627,416
Investments of Cash Collateral Received for Securities on Loan	35,000,000	70,729,481	—	105,729,481

Total Other	107,287,077	70,729,481	—	178,016,558

Investments in Securities	601,816,148	536,899,468	27,277	1,138,742,893
Derivatives(d)
Assets
Futures Contracts	64,124	—	—	64,124
Forward Foreign Currency Exchange Contracts	—	567,777	—	567,777
Liabilities
Futures Contracts	(4,419)	—	—	(4,419)
Forward Foreign Currency Exchange Contracts	—	(104,724)	—	(104,724)
Swap Contracts	—	(41,063)	—	(41,063)

Total	$601,875,853	$537,321,458	$27,277	$1,139,224,588

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Certain Common Stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Certain Convertible Bonds classified as Level 3 securities are valued using a market approach. To determine fair value for these securities, management considered various factors including, but not limited to, the distressed nature of the security, estimates of future cash flows from the underlying assets, discount rates observed in the market for similar assets, and quoted bids from market participants.
(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $91,072,128. All foreign securities subject to fair value procedures by the pricing service are classified as Level 2.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

			Asset-Backed
	Common Stocks	Convertible Bonds	Securities — Non-Agency	Total

Balance as of September 30, 2010	$1	$—	$35,112	$35,113
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)*	—	(152,724)	—	(152,724)
Sales	—	—	—	—
Purchases	—	180,000	—	180,000
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	(35,112)	(35,112)

Balance as of June 30, 2011	$1	$27,276	$—	$27,277

Financial assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.
*	Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $(152,724), which is comprised of Convertible Bonds.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2.	Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                     Columbia Funds Series Trust II

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	August 19, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	August 19, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	August 19, 2011